                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10555
                                   ---------

                               Fixed Income SHares
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: April 30, 2005
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

Fixed Income SHares - Series C, M, R

                                                              Semi-Annual Report
                                                                  April 30, 2005

CONTENTS

Letter to Shareholders ....................................................... 1

Performance Summary & Statistics ........................................... 2-4

Schedules of Investments .................................................. 5-20

Statements of Assets and Liabilities ........................................ 21

Statements of Operations .................................................... 22

Statements of Changes in Net Assets ...................................... 23-25

Financial Highlights ..................................................... 26-27

Notes to Financial Statements ............................................ 28-40

Shareholder Meeting Results ................................................. 40

                                                               [GRAPHIC OMITTED]
                                                                  [ALLIANZ LOGO]
                                                                GLOBAL INVESTORS

FIXED INCOME SHARES - SERIES C, M, R LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                   June 16, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report of Fixed Income
SHares-Series C, Series M and Series R for the six months ended April 30, 2005.
Series C, Series M and Series R are used in conjunction with other assets to create the PIMCO Total Return and Real Return Investment Strategies for managed accounts.

We thank you for investing with us, we remain dedicated to serving your investment needs.

Sincerely,

/s/ Robert E. Connor                      /s/ Brian S. Shlissel
--------------------                      ---------------------

Robert E. Connor                          Brian S. Shlissel

Chairman                                  President & Chief Executive Officer

             4.30.05 | Fixed Income SHares - Series C, M, R Semi-Annual Report 1

FIXED INCOME SHARES - SERIES C PERFORMANCE & STATISTICS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:            PRIMARY INVESTMENTS:                INCEPTION DATE:
FXICX              Intermediate maturity fixed         3/17/00
                   income securities

                                                       NET ASSETS:
                                                       $769.3 million

                                                       PORTFOLIO MANAGEMENT:
                                                       Managed by a team of
                                                       investment professionals
                                                       led by Bill Gross.

TOTAL RETURN(1):
--------------------------------------------------------------------------------
Six Months                                                                3.80%
1 Year                                                                   11.21%
3 Years                                                                  10.30%
5 Years                                                                  11.87%
Commencement of Operations (3/17/00) to 4/30/05                          11.53%
-----------------------------------------------
Net Asset Value                          $11.82
-----------------------------------------------
Distribution Yield(2)                     4.28%
-----------------------------------------------
Duration                             6.97 YEARS
-----------------------------------------------

CHANGE IN VALUE OF $10,000 INVESTMENT IN SERIES C
AND THE LEHMAN INTERMEDIATE U.S. CREDIT INDEX

                              [LINE CHART OMITTED]

                     FISH C                 LEHMAN INTERMEDIATE US CREDIT INDEX*
             RETURN         GROWTH $               RETURN       GROWTH $
             ------         --------               ------       --------
                              10,000                              10,000
   3/17/00    0.00%           10,000                0.00%         10,000
   4/30/00   -0.21%            9,979               -0.21%          9,979
   7/31/00    3.42%           10,320                2.98%         10,276
  10/31/00    2.50%           10,578                2.36%         10,518
   1/31/01    7.86%           11,410                5.36%         11,081
   4/30/01    2.10%           11,649                1.62%         11,261
   7/31/01    4.01%           12,116                3.58%         11,664
  10/31/01    5.72%           12,810                3.58%         12,082
   1/31/02    0.67%           12,895               -0.79%         11,987
   4/30/02    1.04%           13,029                0.59%         12,057
   7/31/02   -4.64%           12,425                2.09%         12,309
  10/31/02    4.19%           12,946                3.02%         12,681
   1/31/03    8.49%           14,045                3.74%         13,155
   4/31/03    6.32%           14,932                3.38%         13,600
   7/31/03   -3.01%           14,483               -0.54%         13,526
  10/31/03    5.61%           15,295                2.37%         13,847
 1/31/2004    3.86%           15,886                2.11%         14,139
 4/28/2004   -1.02%           15,724               -0.60%         14,054
 7/31/2004    1.04%           15,887                0.74%         14,158
10/31/2004    6.04%           16,847                3.11%         14,598
 1/31/2005    2.61%           17,287                0.29%         14,641
 4/28/2005    1.16%           17,487               -0.37%         14,587

Inception, 3.17.00

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

                               [PIE CHART OMITTED]

Aaa                                   58.6%
Aa                                     1.6%
A                                      5.2%
Baa                                   14.1%
Ba                                     4.4%
B                                      4.1%
Caa                                    0.1%
P-1                                    9.6%
NR                                     2.3%
                                     -----
                                     100.0%
                                     =====

*  The Lehman Intermediate U.S. Credit Index is an unmanaged index that is not available for direct investment. Its performance is inclusive of reinvested dividends.
** March 17, 2000

Assumes reinvestment of all dividends and distributions.
Past performance is not predictive of future performance.

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all dividends and distributions have been reinvested. Total return does not reflect broker commissions or "wrap fee" charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

(2) Distribution yield is determined by dividing the annualized current monthly per share dividend by the net asset value at October 31, 2004.

EXPENSE TABLE:

    The Investment Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolio due to this waiver and reimbursement. Consequently, no expense table is included in the semi-annual report. You should be aware, however, that the Portfolio is an integral part of "wrap fee" programs sponsored by investment advisers and broker-dealers unaffiliated with the
    Portfolio, the Investment Manager or the Sub-Adviser. Participants on these programs pay a "wrap fee" to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the program sponsor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to the Investment Manager and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

    AN INVESTMENT IN THE PORTFOLIO INVOLVES RISK, INCLUDING THE LOSS OF
    PRINCIPAL. TOTAL RETURN, DISTRIBUTION YIELD, NET ASSET VALUE AND DURATION
    WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS. THIS DATA IS PROVIDED FOR
    INFORMATION ONLY AND IS NOT INTENDED FOR TRADING PURPOSES. NET ASSET VALUE
    IS TOTAL ASSETS LESS TOTAL LIABILITIES DIVIDED BY THE NUMBER OF SHARES
    OUTSTANDING. HOLDINGS ARE SUBJECT TO CHANGE DAILY.

2   Fixed Income SHares - Series C, M, R Semi-Annual Report | 4.30.05

FIXED INCOME SHARES - SERIES M PERFORMANCE & STATISTICS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:            PRIMARY INVESTMENTS:                INCEPTION DATE:
FXIMX              Intermediate maturity               3/17/00
                   mortgage-backed securities

                                                       NET ASSETS:
                                                       $764.2 million

                                                       PORTFOLIO MANAGEMENT:
                                                       Managed by a team of
                                                       investment professionals
                                                       led by Bill Gross.

TOTAL RETURN(1):
--------------------------------------------------------------------------------
Six Months                                                                1.68%
1 Year                                                                    7.98%
3 Years                                                                   8.62%
5 Years                                                                  11.14%
Commencement of Operations (3/17/00) to 4/30/05                          11.03%
-----------------------------------------------
Net Asset Value                          $11.41
-----------------------------------------------
Distribution Yield(2)                     4.13%
-----------------------------------------------
Duration                             5.09 YEARS
-----------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SERIES M
AND THE LEHMAN FIXED RATE MORTGAGED-BACKED SECURITIES INDEX

                              [LINE CHART OMITTED]

                                                     LEHMAN FIXED RATE
                     FISH M                  MORTGAGED-BACKED SECURITIES INDEX*
             RETURN         GROWTH $               RETURN       GROWTH $
             ------         --------               ------       --------
                              10,000                              10,000
   3/17/00    0.00%           10,000                0.00%         10,000
   4/30/00   -0.75%           10,075                0.29%         10,029
   7/31/00    3.55%           10,433                2.84%         10,314
  10/31/00    4.63%           10,916                3.31%         10,655
   1/31/01    7.02%           11,682                4.74%         11,160
   4/30/01    0.70%           11,763                1.30%         11,305
   7/31/01    3.99%           12,233                2.67%         11,607
  10/31/01    6.63%           13,043                3.81%         12,049
   1/31/02   -0.61%           12,964               -0.38%         12,003
   4/30/02    2.84%           13,332                1.96%         12,238
   7/31/02    4.60%           13,946                2.72%         12,571
  10/31/02    3.49%           14,432                1.89%         12,808
   1/31/03    2.16%           14,743                1.22%         12,965
   4/31/03    3.13%           15,205                1.10%         13,107
   7/31/03   -2.98%           14,752                1.63%         13,321
  10/31/03    4.35%           15,393                2.07%         13,597
 1/31/2004    3.95%           16,001                1.92%         13,858
 4/28/2004    2.16%           16,347               -0.52%         13,786
 7/31/2004   -0.58%           16,252                1.57%         14,002
10/31/2004    3.40%           16,805                2.52%         14,355
 1/31/2005    0.60%           16,906                0.99%         14,497
 4/28/2005    1.07%           17,087                0.45%         14,562

Inception, 3.17.00

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

                              [PIE CHART OMITTED]

Aaa                                   92.0%
Aa                                     2.3%
A                                      0.2%
Baa                                    0.8%
NR                                     4.1%
P1                                     0.6%
                                     -----
                                     100.0%
                                     =====

*  The Lehman Fixed Rate Mortgage Back Securities Index is an unmanaged index that is not available for direct investment. Its performance is inclusive of reinvested dividends.
** March 17, 2000

Assumes reinvestment of all dividends and distributions.
Past performance is not predictive of future performance.

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all dividends and distributions have been reinvested. Total return does not reflect broker commissions or "wrap fee" charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

(2) Distribution yield is determined by dividing the annualized current monthly per share dividend by the net asset value at April 30, 2005.

EXPENSE TABLE:

    The Investment Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolio due to this waiver and reimbursement. Consequently, no expense table is included in the semi-annual report. You should be aware, however, that the Portfolio is an integral part of "wrap fee" programs sponsored by investment advisers and broker-dealers unaffiliated with the
    Portfolio, the Investment Manager or the Sub-Adviser. Participants on these programs pay a "wrap fee" to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the program sponsor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to the Investment Manager and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

    AN INVESTMENT IN THE PORTFOLIO INVOLVES RISK, INCLUDING THE LOSS OF
    PRINCIPAL. TOTAL RETURN, DISTRIBUTION YIELD, NET ASSET VALUE AND DURATION
    WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS. THIS DATA IS PROVIDED FOR
    INFORMATION ONLY AND IS NOT INTENDED FOR TRADING PURPOSES. NET ASSET VALUE
    IS TOTAL ASSETS LESS TOTAL LIABILITIES DIVIDED BY THE NUMBER OF SHARES
    OUTSTANDING. HOLDINGS ARE SUBJECT TO CHANGE DAILY.

             4.30.05 | Fixed Income SHares - Series C, M, R Semi-Annual Report 3

FIXED INCOME SHARES - SERIES R PERFORMANCE SUMMARY & STATISTICS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:            PRIMARY INVESTMENTS:                INCEPTION DATE:
FXIRX              Intermediate maturity Inflation-    4/15/04
                   indexed fixed income
                   securities

                                                       NET ASSETS:
                                                       $77.6 million

                                                       PORTFOLIO MANAGEMENT:
                                                       Managed by a team of
                                                       investment professionals
                                                       led by John Brynjolfsson.

TOTAL RETURN(1):
--------------------------------------------------------------------------------
Six Months                                                                3.38%
1 Year                                                                   10.33%
Commencement of Operations (4/15/04) to 4/30/05                           9.59%
-----------------------------------------------
Net Asset Value                          $10.51
-----------------------------------------------
Distribution Yield(2)                     7.40%
-----------------------------------------------
Duration                             6.75 YEARS
-----------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
SERIES R AND THE U.S. TIPS INDEX

                              [LINE CHART OMITTED]

                     FISH R                       LEHMAN U.S. TIPS INDEX*
             RETURN         GROWTH $               RETURN       GROWTH $
             ------         --------               ------       --------
                              10,000                              10,000
  4/15/04     0.00%           10,000                0.00%         10,000
  4/30/04    -0.30%            9,970               -4.85%          9,515
  5/31/04     1.62%           10,132                1.80%          9,686
  6/30/04    -0.16%           10,115                0.04%          9,690
  7/31/04     1.27%           10,244                0.93%          9,780
  8/31/04     2.45%           10,495                2.68%         10,042
  9/30/04     0.22%           10,518                0.20%         10,062
 10/31/04     1.17%           10,641                1.00%         10,162
 11/30/04     0.02%           10,643               -0.24%         10,138
 12/31/04     1.37%           10,789                1.74%         10,314
  1/31/05     0.22%           10,813                0.01%         10,315
  2/28/05    -0.38%           10,771               -0.43%         10,271
  3/31/05     0.26%           10,779                0.09%         10,280
  4/30/05     1.87%           11,001                1.91%         10,477

Inception, 4.15.04

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

                              [PIE CHART OMITTED]

Aaa                                  93.5%
Aa                                    0.0%
Baa                                   0.2%
Ba                                    0.5%
P1                                    5.8%
                                    -----
                                    100.0%
                                    =====

*  The Lehman U.S. Tips Index is an unmanaged index that is not available for direct investment. The performance is inclusive of reinvested dividends.
** Inception 4/15/04

Assumes reinvestment of all dividends.
Past performance is not predictive of future performance.

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all dividends have been reinvested. Total return does not reflect broker commissions or "wrap fee" charges. Total return for a period of less than one year is not annualized.

(2) Distribution yield is determined by dividing the annualized current monthly per share dividend by the net asset value at April 30, 2005.

EXPENSE TABLE:

    The Investment Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolio due to this waiver and reimbursement. Consequently, no expense table is included in the semi-annual report. You should be aware, however, that the Portfolio is an integral part of "wrap fee" programs sponsored by investment advisers and broker-dealers unaffiliated with the
    Portfolio, the Investment Manager or the Sub-Adviser. Participants on these programs pay a "wrap fee" to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the program sponsor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to the Investment Manager and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

    AN INVESTMENT IN THE PORTFOLIO INVOLVES RISK, INCLUDING THE LOSS OF
    PRINCIPAL. TOTAL RETURN, DISTRIBUTION YIELD, NET ASSET VALUE AND DURATION
    WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS. THIS DATA IS PROVIDED FOR
    INFORMATION ONLY AND IS NOT INTENDED FOR TRADING PURPOSES. NET ASSET VALUE
    IS TOTAL ASSETS LESS TOTAL LIABILITIES DIVIDED BY THE NUMBER OF SHARES
    OUTSTANDING. HOLDINGS ARE SUBJECT TO CHANGE DAILY.

4   Fixed Income SHares - Series C, M, R Semi-Annual Report | 4.30.05

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                Credit Ratings
    (000)                                                                (Moody's/S&P)         Value
--------------------------------------------------------------------------------------------------------

 U.S. GOVERNMENT AGENCY SECURITIES -- 34.9%
              FANNIE MAE -- 33.4%
$         61    3.57%-5.58%, 5/1/05, FRN, CMO (a)                            Aaa/AAA     $       61,627
         575    4.00%-7.50%, 2/25/09-9/1/33, CMO (a)                         Aaa/AAA            594,926
     254,000    5.50%, 5/1/35 (b)                                            Aaa/AAA        256,460,752
                                                                                         --------------
                                                                                            257,117,305
                                                                                         --------------
              FREDDIE MAC -- 0.00%
          77    3.25%, 5/1/05, FRN (a)                                       Aaa/AAA             77,996
                                                                                         --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%               Aaa/AAA             48,661
          48    3.375%, 5/1/05, CMO (a)                                      Aaa/AAA          9,242,437
       9,065    5.50%-7.50%, 1/15/31-1/15/34, CMO (a)                                    --------------
                                                                                              9,291,098
                                                                                         --------------
              OTHER GOVERNMENT AGENCIES -- 0.3%
       1,941  Small Business Investment Companies, 4.50%, 2/1/14 (a)          NR/NR           1,927,428
                                                                                         --------------
              Total U.S. Government Agency Securities                                       268,413,827
                (cost--$266,288,229)                                                     --------------
SOVEREIGN DEBT OBLIGATIONS (a) -- 29.3%
              BRAZIL -- 4.2%
              Republic of Brazil,
      10,545    4.3125%, 10/17/05, FRN                                        B1/BB-         10,020,917
      20,221    8.00%-11.50%, 3/12/08-8/17/40                                 B1/BB-         22,179,666
                                                                                         --------------
                                                                                             32,200,583
                                                                                         --------------
              FRANCE -- 16.9%
              Republic of France
euro  85,000    4.00%-5.75%, 4/25/14-10/25/32                                Aaa/AAA        130,289,284
                                                                                         --------------
              MEXICO -- 1.4%
              United Mexican States,
$      6,000    6.375%-8.00%, 1/16/13-9/24/22, Ser. A                        Baa1/BBB         6,741,000
       3,000    8.30%, 8/15/31                                               Baa1/BBB         3,873,375
                                                                                         --------------
                                                                                             10,614,375
              PANAMA -- 1.0%                                                             --------------
       6,500  Republic of Panama, 9.625%, 2/8/11                             Ba1/BB           7,653,750
                                                                                         --------------
              PERU -- 0.9%
       5,800  Republic of Peru, 9.125%, 2/21/12                              Ba3/BB           6,670,000
                                                                                         --------------
              RUSSIA -- 4.6%
              Republic of Russia,
      31,700    5.00%, 3/31/07, VRN                                         Baa3/BB+         33,735,140
       1,334    10.00%, 6/26/07                                             Baa3/BB+          1,479,673
                                                                                         --------------
                                                                                             35,214,813
                                                                                         --------------
              SOUTH AFRICA -- 0.3%
       2,505  Republic of South Africa, 6.50%-9.125%, 5/19/09-6/2/14        Baa1/BBB          2,773,916
                                                                                         --------------
              Total Sovereign Debt Obligations (cost--$219,848,254)                         225,416,721
                                                                                         --------------


            4.30.05 | Fixed Income SHares -- Series C, M, R Semi-Annual Report 5

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



 Principal
    Amount                                                                   Credit Ratings
     (000)                                                                   (Moody's/S&P)         Value
-----------------------------------------------------------------------------------------------------------

 CORPORATE BONDS & NOTES -- 24.6%
             AIRLINES -- 1.1%
             Continental Airlines, Inc., pass thru certificates,
  $  500       6.32%, 11/1/08, Ser. 98-3 (a)                                     Baa3/A        $    502,377
   1,100       6.50%, 6/15/11, Ser. 01-1 (a)                                     Baa3/A           1,052,890
     900       7.92%, 5/1/10, Ser. 00-1 (a)                                    Baa3/BBB+            895,720
     548     Delta Air Lines Inc., 7.38%, 5/18/10 Ser. 00-1 (a)                 Ba1/BB-             517,482
   1,500     JetBlue Airways Corp., 5.39%, 11/15/08, Ser. 04-2, FRN (a)         Ba1/BB+           1,500,112
   2,000     Northwest Airlines, Inc., 6.84%, 4/1/11, Ser. 01-1 (a)             Baa3/BBB          1,936,880
             United Air Lines, Inc., pass thru certificates,
   1,759       7.19%, 4/1/11, Ser. 00-2 (a)                                      NR/NR            1,618,838
     650       7.73%, 7/1/10, Ser. 00-1 (a)                                      NR/NR              590,116
     100       10.125%, 3/22/15, Ser. 91-B2 (c)(d)                               NR/NR               40,640
                                                                                               ------------
                                                                                                  8,655,055
                                                                                               ------------
             AUTOMOTIVE -- 1.3%
             DaimlerChrysler NA Holdings,
   5,000       3.45%-3.47%, 5/24/05-6/10/05, FRN Ser. D (a)                      A3/BBB           4,974,138
     200       7.30%, 1/15/12 (a)                                                A3/BBB             214,508
   4,000     General Motor Corp., 8.375%, 7/15/33 (a)(h)                       Baa3/BBB-          3,051,448
   1,600     Hyundai Motor Manufacturing, Alabama LLC, 5.30%,
               12/19/08 (a)(e)                                                  Baa3/BB+          1,611,000
                                                                                               ------------
                                                                                                  9,851,094
                                                                                               ------------
             BANKING -- 2.5%
   7,000     Banque Centrale de Tunisie, 7.375%, 4/25/12 (a)                    Baa2/BBB          7,962,500
   3,400     HBOS plc, 5.375%, 11/1/13, VRN (a)(e)                               Aa3/A            3,452,472
             HSBC Capital Funding LP,
   1,300       4.61%, 6/27/13, VRN (a)(e)                                        A1/A-            1,248,589
   1,000       10.18%, 6/30/30, VRN (a)(e)                                       A1/A-            1,567,068
     500     KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN, (c)(e)             A2/A-              602,964
   1,600     Royal Bank of Scotland Group plc, 9.12%, 3/31/10, VRN (a)            A1/A            1,908,613
   2,700     United Overseas Bank Ltd, 5.375%, 9/3/14, VRN (a)(e)                A1/A-            2,723,841
                                                                                               ------------
                                                                                                 19,466,047
                                                                                               ------------
             BUILDING/CONSTRUCTION -- 0.8%
   3,300     D.R. Horton, Inc., 5.625%, 9/15/14 (a)                             Ba1/BB+           3,216,388
   3,100     KB Home, 5.75%-6.375%, 8/15/11-2/1/14 (a)                          Ba1/BB+           3,110,303
                                                                                               ------------
                                                                                                  6,326,691
                                                                                               ------------
             CONSUMER PRODUCTS -- 0.1%
     700     Clorox Co., 3.125%, 6/15/05, FRN (a)(e)                             A3/A-              701,344
                                                                                               ------------
             FINANCIAL SERVICES -- 2.3%
   2,200     Bear Stearns Cos., Inc., 3.31%, 7/18/05, FRN (a)                     A1/A            2,203,857
     300     Citigroup, Inc., 3.50%, 2/1/08 (a)                                 Aa1/AA-             294,777
             Goldman Sachs Group, Inc.,
   2,600       3.52%, 7/7/05 FRN (a)                                             Aa3/A+           2,611,859
   3,500       4.125%-5.25%, 1/15/08-10/15/13 (a)                                Aa3/A+           3,527,300


6 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



   Principal
      Amount                                                             Credit Ratings
       (000)                                                             (Moody's/S&P)          Value
-----------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
 $   2,400     JPMorgan Chase & Co., 6.625%, 3/15/12 (a)                         A1/A       $  2,653,733
               Morgan Stanley & Co.,
     3,000       3.275%, 7/18/05, FRN (a)                                       Aa3/A+         3,000,738
     2,900       4.75%, 4/1/14 (a)                                               A1/A          2,808,000
       500       5.30%, 3/1/13 (a)                                              Aa3/A+           511,764
                                                                                            ------------
                                                                                              17,612,028
                                                                                            ------------
               FINANCING -- 3.2%
     2,000     CIT Group, Inc., 3.27%, 6/20/06, FRN (a)                          A2/A          2,004,030
     3,500     Ford Motor Credit Co., 7.00%-7.375%, 2/1/11-10/1/13 (a)         A3/BBB-         3,263,662
     3,100     Fuji JGB Investment LLC, 9.87%, 6/30/08, VRN (a)(e)             Baa1/BBB        3,546,493
     5,300     General Motors Acceptance Corp., 6.875%-7.00%,
                 2/1/12-8/28/12, (a)                                          Baa2/BBB-        4,589,166
     1,400     Household Finance Corp., 4.125%-7.00%,
                 11/16/09-5/15/12 (a)                                            A1/A          1,522,646
       110     Merrill Lynch CLO XX Pilgrim America, 3.38%, 6/23/10 (c)(f)      NR/NR            109,722
     1,200     Preferred Term Securities XIII Ltd., 3.58%, 6/24/34, FRN
                 (c)(e)(f)                                                     Aaa/AAA         1,186,741
     4,400     Rabobank Capital Fund II, 5.25%-5.26%, 12/31/13-12/31/16,
                 VRN (a)(e)                                                     Aa2/AA         4,437,513
     1,290     Simsbury CLO Ltd., 3.92%, 9/26/05, FRN (a)(f)                   Aaa/AAA         1,280,567
     2,800     UFJ Finance Aruba AEC, 6.75%, 7/15/13 (a)                       A2/BBB+         3,091,301
                                                                                            ------------
                                                                                              25,031,841
                                                                                            ------------
               FOOD -- 0.5%
     1,600     H.J. Heinz Co., 6.19%, 12/1/20 (c)(e)                             A3/A          1,621,013
     2,000     Kraft Foods, Inc., 6.25%, 6/1/12 (a)                            A3/BBB+         2,175,604
       400     Kroger Co., 6.20%, 6/15/12 (a)                                  Baa2/BBB          428,176
                                                                                            ------------
                                                                                               4,224,793
                                                                                            ------------
               HEALTHCARE & HOSPITALS -- 0.6%
       700     Community Health System, Inc, 6.50%, 12/15/12                     B3/B            689,500
       950     Coventry Health Care, Inc., 5.875%, 1/15/12 (a)(e)             Ba1/BBB-           950,000
     1,400     DaVita, Inc., 6.625%, 3/15/13 (a)(e)                              B2/B          1,393,000
     1,700     HCA, Inc., 6.375%-7.125%, 6/1/06-1/15/15 (a)                    Ba2/BB+         1,730,420
                                                                                            ------------
                                                                                               4,762,920
                                                                                            ------------
               HOTELS/GAMING -- 0.4%
       570     Harrah's Operating Co., Inc., 7.50%, 1/15/09 (a)               Baa3/BBB-          623,887
       600     MGM Mirage, Inc., 6.00%, 10/1/09 (a)                             Ba2/BB           594,750
       650     Starwood Hotels & Resorts Worldwide, Inc, 7.875%,
                 5/1/12(a)                                                     Ba1/BB+           715,813
       800     Station Casinos Inc., 6.00%, 4/1/12 (a)                         Ba3/BB-           798,000
                                                                                            ------------
                                                                                               2,732,450
                                                                                            ------------


              4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 7

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



  Principal
     Amount                                                               Credit Ratings
      (000)                                                               (Moody's/S&P)               Value
-----------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (CONTINUED)
              INSURANCE -- 0.1%
 $     500    Prudential Financial, Inc., 4.10%, 11/15/06 (a)                 A3/A-         $      503,264
                                                                                            --------------
              MULTI-MEDIA -- 1.2%
     1,530    British Sky Broadcasting Group plc, 8.20%, 7/15/09 (a)        Baa2/BBB-            1,733,475
       800    Comcast Corp. 5.30%, 1/15/14 (a)                               Baa3/BBB              813,424
     1,000    Continental Cablevision, Inc., 8.30%, 5/15/06 (a)              Baa2/BBB            1,042,939
     1,800    CSC Holding, Inc., 7.875%, 12/15/07 (a)                        B1/BB-              1,849,500
     1,000    Lenfest Communications, Inc., 7.625%, 2/15/08 (a)              Baa2/BBB            1,080,314
       800    Rogers Cable Inc., 7.25%, 12/15/11 (a)                         Ba3/BB+               647,038
     1,075    Time Warner Cos, Inc., 7.48%, 1/15/08 (a)                     Baa1/BBB+            1,160,659
       600    Viacom, Inc., 5.625%-6.625%, 5/15/11-8/15/12 (a)                A3/A-                628,694
                                                                                            --------------
                                                                                                 8,956,043
                                                                                            --------------
              OIL & GAS -- 5.1%
     1,700    Chesapeake Energy Corp., 6.375% 6/15/15 (a)(e)                 Ba3/BB-             1,674,500
       200    Devon Financing Corp., 6.875%, 9/30/11 (a)                     Baa2/BBB              222,406
     4,250    El Paso Production Holdings Co., 7.75%, 6/1/13 (a)              B3/B-              4,303,125
     3,675    Enterprise Products Operating L.P., 4.625%-6.65%,
                10/15/09-10/15/34, Ser. B (a)                                Baa3/BB+            3,687,305
     1,000    Evergreen Resoutces, Inc., 5.875%, 3/15/12 (a)                Baa3/BBB-            1,001,301
     1,000    Gazprom International SA., 7.20%, 2/1/20 (a)                   NR/BBB-             1,042,582
     1,605    Kern River Funding Corp., 4.89%, 4/30/18 (a)(e)                 A3/A-              1,602,455
     2,750    Kerr-McGee Corp., 5.875%, 9/15/06 (a)                          Ba3/BB+             2,786,352
       500    Kinder Morgan, Inc., 6.50%, 9/1/12 (a)                         Baa2/BBB              547,084
     2,500    Panhandle Eastern Pipe Line Co., 6.05%, 8/15/13 (a)            Baa3/BBB            2,648,517
              Pemex Project Funding Master Trust,
     3,100      7.375%-8.00%, 11/15/11-12/15/14 (a)                          Baa1/BBB            3,397,100
     7,950      9.25%, 3/30/18 (a)(e)                                        Baa1/BBB            9,818,250
     3,750    Pioneer Natural Resources Co., 5.875%-6.50%,
                7/15/08-7/15/16 (a)                                         Baa3/BBB-            3,839,776
        25    Sonat, Inc., 7.625%, 7/15/11 (a)                              Caa1/CCC+               24,375
       400    Southern Natural Gas Co., 8.00%, 3/1/32 (a)                     B1/B-                443,858
     2,000    William Cos, Inc., 7.625%, 7/15/19 (a)                          B1/B+              2,155,000
                                                                                            --------------
                                                                                                39,193,986
                                                                                            --------------
              PAPER PRODUCTS -- 0.8%
       900    Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (a)                  Ba3/BB-               870,750
     2,000    Fort James Corp., 6.875%, 9/15/07 (a)                          Ba2/BB+             2,060,000
     2,200    Georgia-Pacific Corp., 7.50%, 5/15/06 (a)                      Ba3/BB+             2,266,000
       600    International Paper Co., 6.75%, 9/1/11 (a)                     Baa2/BBB              655,418
       220    Weyerhaeuser Co., 6.125%, 3/15/07 (a)                          Baa2/BBB              227,542
                                                                                            --------------
                                                                                                 6,079,710
                                                                                            --------------
              TELECOMMUNICATIONS -- 1.6%
       350    AT&T Wireless Services, Inc., 7.50%, 5/1/07 (a)                 Baa2/A               371,688
       100    British Telecommunications plc, 8.125%, 12/15/10 (a)           Baa1/A-               117,451


8 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



   Principal
      Amount                                                              Credit Ratings
       (000)                                                              (Moody's/S&P)            Value
-----------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (CONTINUED)
               TELECOMMUNICATIONS (CONTINUED)
 euro 1,280    Deutsche Telekom International Finance, 8.125%, 5/29/12,
                 VRN (a)                                                       Baa1/A-        $  2,118,043
 $      840    France Telcom, 7.00%, 3/14/08, VRN (a)                          Baa1/A-           1,206,738
        740    Qwest Capital Funding, Inc., 7.25%, 2/15/11(a)                   Caa2/B             666,000
        750    Qwest Communications International, Inc., 7.25%, 2/15/11
                 (a)(e)                                                          B3/B              708,750
        400    Rogers Wireless Inc., 7.625%, 12/15/11 (a)                       Ba3/BB             326,706
               SBC Communications, Inc.,
      2,100      4.25%, 6/5/2 (a)(e)                                             A2/A            2,102,062
      2,800      5.10%, 9/15/14 (a)                                              A2/A            2,806,437
        600    Verizon Global Funding Inc., 4.00%, 1/15/08 (a)                  A2/A+              596,411
        900    Verizon New England, Inc., 6.50%, 9/15/11 (a)                    A2/A+              973,864
        100    Vodafone Group plc, 7.75%, 2/15/10 (a)                            A2/A              113,963
                                                                                              ------------
                                                                                                12,108,113
                                                                                              ------------
               UTILITIES -- 2.9%
      1,000    Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D (a)           Baa1/BBB          1,060,325
        500    Cleveland Electric Illuminating Co., 6.86%, 10/1/08 (a)        Baa2/BBB-            537,938
        400    Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C (a)           A3/BBB             415,994
      1,300    Constellation Energy Group, Inc., 7.00%, 4/1/12 (a)             Baa1/BBB          1,460,068
      1,300    Dayton Power & Light Co., 5.125%, 10/1/13 (a)(e)               Baa2/BBB-          1,326,367
      1,500    Entergy Gulf States, Inc., 3.60%, 6/1/08 (a)                   Baa3/BBB+          1,467,963
        900    Entergy Mississippi, Inc., 4.35%, 4/1/08 (a)                    Baa2/A-             899,028
        629    GC1C Funding Corp., 5.13%, 1/15/14 (e)                          Baa3/BBB            623,265
        200    Idaho Power Corp., 6.60%, 3/2/11 (a)                             A3/A-              220,717
      1,000    MidAmerican Energy Holdings Co., 5.875%, 10/1/12 (a)           Baa3/BBB-          1,054,959
      2,300    Monongahela Power Co., 7.36% 1/125/10, Ser. A (a)                Ba2/B            2,492,522
        200    Niagara Mohawk Power Corp., 7.75%, 5/15/06 (a)                   A3/A+              208,153
               Ohio Edison Co.,
      3,300      4.00%-5.45%, 5/1/08-5/15/15 (a)                               Baa2/BB+          3,311,544
      1,600      5.65%, 6/15/09 (a)(e)                                         Baa2/BB+          1,662,561
        246    PNPP II Funding Corp., 8.51%, 11/30/06 (a)                      Baa2/BB+            251,221
        200    Progress Energy, Inc., 6.05%, 4/15/07 (a)                      Baa2/BBB-            206,001
        500    PSE&G Power LLC, 7.75%, 4/15/11 (a)                             Baa1/BBB            574,730
        327    Southern California Edison Co., 8.00%, 2/15/07 (a)              A3/BBB+             348,350
        900    System Energy Resources, Inc., 4.875%, 10/1/07 (a)              Baa3/BBB            910,256
      1,000    Tampa Electric Co., 6.875%, 6/15/12 (a)                         Baa2/BBB          1,121,945
      2,200    TXU Energy Co., 7.00%, 3/15/13 (a)                              Baa2/BBB          2,445,555
         97    Waterford 3 Funding Corp., 8.09%, 1/2/17 (a)                   Baa2/BBB-            106,813
                                                                                              ------------
                                                                                                22,706,275
                                                                                              ------------
               WASTE DISPOSAL -- 0.1%
        500    Waste Management Inc., 6.50%, 11/15/08 (a)                      Baa3/BBB            532,709
                                                                                              ------------
               Total Corporate Bonds & Notes (cost--$189,479,474)                              189,444,363
                                                                                              ------------


              4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 9

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



Principal
   Amount                                                              Credit Ratings
    (000)                                                              (Moody's/S&P)         Value
------------------------------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES -- 3.7%
$     70   Bank of America Mortgage Securities, 5.59%, 5/1/05,
             FRN (a)                                                        NR/AAA      $       70,104
   3,000   Chase Commercial Mortgage Securities Corp., 6.48%,
             5/1/05, FRN (a)(e)                                             Aaa/NR           3,261,309
     761   CS First Boston Mortgage Securities Corp., 3.40%,
             8/25/33 (e)(f)                                                 NR/NR              765,139
       5   First Nationwide Trust, 8.50%, 9/25/31, (a)                      NR/AAA               4,700
  20,000   Greenpoint Mortgage Funding Trust, 3.34%, 6/25/35 (b)            NR/NR           19,907,006
  37,528   Hilton Hotel Pool Trust, 0.88%, 5/1/05, FRN, IO (e)             Aaa/AAA           1,208,356
   3,082   Ocwen Residential MBS Corp., 7.00%, 10/25/40 (a)(e)              B3/NR            2,458,432
     750   PNC Mortgage Acceptance Corp., 7.61%, 2/15/10 (a)                Aaa/NR             835,895
                                                                                        --------------
           Total Mortgage-Backed Securities (cost--$28,292,342)                             28,510,941
                                                                                        --------------
 U.S. TREASURY BONDS & NOTES -- 1.3%
    5,810     3.375%, 1/15/07 (a)(g)                                       Aaa/AAA           6,099,082
    4,000     3.625%, 7/15/09 (b)                                          Aaa/AAA           3,967,344
                                                                                        --------------
            Total U.S. Treasury Bonds & Notes (cost--$10,012,516)                           10,066,426
                                                                                        --------------
 MUNICIPAL BONDS & NOTES (a) -- 1.2%
    8,555   Detroit City School Distrist, GO, 5.00%, 5/1/33, Ser. B
            (FGIC) (cost--$8,503,787)                                      Aaa/AAA           8,891,810
                                                                                        --------------
 ASSET-BACKED SECURITIES (a)(e) -- 0.1%
            Keystone Owner Trust,
      844     8.35%, 12/25/24                                               Ba2/NR             842,270
       17     9.00%, 1/25/29                                                Ba2/NR              16,033
                                                                                        --------------
            Total Asset-Backed Securities (cost--$870,972)                                     858,303
                                                                                        --------------
 PREFERRED STOCK -- 0.2%

   Shares
    (000)
---------
            FINANCIAL SERVICES -- 0.2%
       56   Goldman Sachs Group, Inc., 3.91%, 8/10/05, FRN
                  (cost--$1,400,0000)                                        A2/A-           1,398,880
                                                                                        --------------

 RIGHTS -- 0.0%
      250   United Mexican States, Ser. C, expires 6/1/05                    NR/NR               6,475
      250   United Mexican States, Ser. D, expires 6/30/06                   NR/NR               1,625
      250   United Mexican States, Ser. E, expires 6/1/07                    NR/NR               5,938
                                                                                        --------------
            Total Rights (cost--$0)                                          NR/NR              14,038
                                                                                        --------------


10 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



Principal
   Amount                                                              Credit Ratings
    (000)                                                              (Moody's/S&P)               Value
-----------------------------------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS -- 51.0%
                   U.S. GOVERNMENT AGENCY SECURITIES (a) -- 17.3%
 $      57,000     Fannie Mae, 2.48%-3.01%, 5/11/05-7/27/05                   Aaa/AAA        $   56,778,961
        76,900     Freddie Mac, 2.67%-3.02%, 5/27/05-9/8/05                   Aaa/AAA            76,636,452
                                                                                             --------------
                   Total U.S. Government Agency Securities
                   (cost--$133,424,938)                                                         133,415,413
                                                                                             --------------
                   COMMERCIAL PAPER (a) -- 14.1%
                   BANKING -- 3.0%
        23,200     Skandinaviska Enskilda Banken, 2.68%-2.70%,
                     5/3/05-5/27/05                                           P-1/A-1            23,147,153
                                                                                             --------------
                   FINANCING -- 10.0%
        20,400     Barclay US Funding LLC, 2.67%-2.86%, 5/2/05-6/3/05         P-1/A-1+           20,391,624
        21,700     General Motors Acceptance Corp., 2.362-3.92%,
                     3/21/05-10/20/05                                         P-2/A-3            21,672,576
        11,700     Rabobank USA Finance Corp., 2.89%, 5/2/05                  P-1/A-1+           11,699,061
        22,900     UBS Finance, Inc., 2.675%-2.91%, 5/3/05-6/10/05            P-1/A-1+           22,869,710
                                                                                             --------------
                                                                                                 76,632,971
                                                                                             --------------
                   OIL & GAS -- 1.1%
         8,700     TotalFinaElf Capital plc., 2.81% 5/9/05                    P-1/A-1+            8,694,567
                                                                                             --------------
                   Total Commercial Paper (cost--$108,475,345)                                  108,474,691
                                                                                             --------------
                   SOVEREIGN DEBT OBLIGATIONS -- 11.7%
 euro   69,800      Republic of France, 2.01%, 7/13/05-7/28/05
                    (cost--$90,124,034)                                       Aaa/AAA            89,741,810
                                                                                             --------------
                   CORPORATE NOTES -- 6.3%
                   AUTOMOTIVE -- 0.0%
 $         100     Federal-Mogul Corp., 7.375%, 1/15/06 (c)(d)                 NR/NR                 24,000
                                                                                             --------------
                   BANKING -- 0.5%
         3,900     Washington Mutual, Inc., 3.02%, 5/3/05, FRN (a)             A3/A-              3,906,295
                                                                                             --------------
                   DIVERSIFIED MANUFACTURING -- 0.1%
           700     Tyco International Group SA, 6.375%, 2/15/06 (a)           Baa3/BBB              713,495
                                                                                             --------------
                   ELECTRONICS -- 0.9%
         6,650     Electronic Data System Corp., 7.125%, 5/15/05 (a)(e)      Ba1/BBB-             6,654,449
                                                                                             --------------
                   FINANCING -- 1.3%
                   Ford Motor Crediit Co.,
         1,600       3.59%, 7/18/05, FRN (a)                                  A3/BBB-             1,598,051
         6,300       6.875%-7.60%, 8/1/05-2/1/06 (a)                          A3/BBB-             6,358,418
         2,200     General Motors Acceptance Corp., 4.39%-4.75%,
                     5/19/05-7/20/05, FRN (a)                                Baa2/BBB-            2,200,202
                                                                                             --------------
                                                                                                 10,156,671
                                                                                             --------------


             4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 11

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



 Principal
    Amount                                                                   Credit Ratings
     (000)                                                                   (Moody's/S&P)        Value
-----------------------------------------------------------------------------------------------------------

             FOOD -- 0.4%
 $  3,000    Safeway, Inc., 3.80%, 8/15/05 (a)                                  Baa2/BBB      $   2,998,755
                                                                                              -------------
             HOTELS/GAMING -- 0.3%
    1,000    Harrahs Operating Co., Inc., 7.875%, 12/15/05 (a)                  Ba1/BB+           1,025,000
    1,000    Marriott International Inc., 6.875%, 11/15/05, Ser. B (a)         Baa2/BBB+          1,016,970
                                                                                              -------------
                                                                                                  2,041,970
                                                                                              -------------
             MULTI-MEDIA -- 0.4%
    3,400    AOL Time Warner, Inc., 6.125%, 4/15/06 (a)                        Baa1/BBB+          3,470,132
                                                                                              -------------
             OIL & GAS -- 0.1%
      610    Halliburton Co., 4.65%, 7/17/05, FRN (a)                           Baa2/BBB            613,813
                                                                                              -------------
             TELECOMMUNICATIONS -- 0.9%
    1,300    British Telecommunications plc, 7.875%, 12/15/05 (a)               Baa1/A-           1,332,772
    2,000    Continental Cablevision, Inc., 8.875%, 9/15/05 (a)                 Baa2/BBB          2,036,316
    1,400    Deutsche Telekom International Finance, 8.25%, 6/15/05 (a)        Baa1/BBB+          1,407,899
    2,000    France Telecom SA, 7.20%, 3/1/06, VRN (a)                          Baa1/A-           2,058,286
      180    Lenfest Communications, Inc., 8.375%, 11/1/05 (a)                  Baa2/BBB            183,721
                                                                                              -------------
                                                                                                  7,018,994
                                                                                              -------------
             TOBACCO -- 0.7%
    5,400    Philip Morris Cos., Inc., 6.375%-7.00%, 7/15/05-2/1/06 (a)         Baa2/BBB          5,444,759
                                                                                              -------------
             UTILITIES -- 0.7%
    4,000    Progress Energy, Inc., 6.75%, 3/1/06 (a)                          Baa2/BBB-          4,090,624
      900    Gulf States Utilities Co., 6.77%, 8/1/05, Ser. B (a)               Baa3/BBB            907,202
      350    Pacific Gas & Electric Co., 3.82%, 7/5/05 (a)                      Baa1/BBB            350,862
                                                                                              -------------
                                                                                                  5,348,688
                                                                                              -------------
             Total Corporate Notes (cost--$48,648,303)                                           48,392,021
                                                                                              -------------
             U.S. TREASURY BILLS (a) -- 0.9%
    7,175    2.59%-2.75%, 5/5/05-6/16/05 (cost--$7,154,207)                     Aaa/AAA           7,154,207
                                                                                              -------------
             REPURCHASE AGREEMENT (a) -- 0.7%
    5,001    Agreement with State Street Bank & Trust Co., dated
               April 29, 2005, 2.40% due 5/2/05, proceeds: $5,200,000;
               collateralized by Freddie Mac 1.50% due 8/15/05, valued
               at $5,105,998 with accrued interest (cost--$5,001,000)                             5,001,000
                                                                                              -------------
             Total Short-Term Investments (cost--$392,827,827)                                  392,179,142
                                                                                              -------------
             TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN (cost--$1,117,523,401) -- 146.3%        1,125,194,451
                                                                                              -------------


12 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



        Contracts                                                                                     Value
------------------------------------------------------------------------------------------------------------

 CALL OPTIONS WRITTEN (i) -- (0.1)%
                  U.S. Treasury Notes 10 yr Futures, Chicago Board of Trade,
           (200)    Strike price $113, expires 5/20/05                                      $       (25,000)
           (255)    Strike price $114, expires 5/20/05                                              (11,953)
   (121,200,000)  Swap Option 3 Month LIBOR,
                    Strike rate 4.50%, expires 5/20/05                                             (582,487)
                                                                                            ---------------
                    Total Call Options Written (premiums received--$466,290)                       (619,440)
                                                                                            ---------------




 PUT OPTIONS WRITTEN (i) -- (0.0)%
                  U.S. Treasury Notes 10 yr Futures, Chicago Board of Trade
           (200)    Strike price $108, expires 5/20/05                                               (6,250)
           (255)    Strike price $109, expires 5/20/05                                              (15,938)
   (121,200,000)  Swap Option 3 Month LIBOR,
                    Strike rate 5.25%, expires 5/20/05                                                 (121)
                                                                                           ----------------
                  Total Put Options Written (premiums received--$565,566)                           (22,309)
                                                                                           ----------------
                  Total Options Written (premiums received--$1,031,856)                            (641,749)
                                                                                           ----------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost--$1,116,491,545)                 146.2%       1,124,552,702
Liabilities in excess of other assets                                            (46.2)        (355,274,553)
                                                                                 -----     ----------------
NET ASSETS                                                                       100.0%    $    769,278,149
                                                                                 -----     ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 13


FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



   Principal
      Amount                                                                     Credit Ratings
       (000)                                                                     (Moody's/S&P)          Value
------------------------------------------------------------------------------------------------------------------

 U.S. GOVERNMENT AGENCY SECURITIES -- 113.9%
               FANNIE MAE -- 97.0%
 $  22,920       3.29%-7.91%, 5/1/05-5/25/05, CMO, FRN (a)                          Aaa/AAA        $   23,197,482
   584,500       4.50%-6.00%, 5/31/20-5/31/35 (b)                                   Aaa/AAA           587,847,851
   128,480       4.50%-7.50%, 2/25/09-3/1/35, CMO (a)                               Aaa/AAA           129,997,083
                                                                                                   --------------
                                                                                                      741,042,416
                                                                                                   --------------
               FREDDIE MAC -- 11.7%
    12,866       3.40%-5.56%, 5/1/05-5/15/05, CMO, FRN (a)                          Aaa/AAA            13,086,986
    37,330       3.50%-7.50%, 7/1/08-8/15/30, CMO (a)                               Aaa/AAA            37,581,820
    39,000       5.00%-5.50%, 5/31/35 (b)                                           Aaa/AAA            38,831,548
                                                                                                   --------------
                                                                                                       89,500,354
                                                                                                   --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.2%
    16,178       2.75%-5.75%, 5/1/05-4/1/06, CMO, FRN (a)                           Aaa/AAA            16,371,064
    22,728       5.50%-7.50%, 3/20/13-3/15/34, CMO (a)                              Aaa/AAA            23,155,489
                                                                                                   --------------
                                                                                                       39,526,553
                                                                                                   --------------
               Total U.S. Government Agency Securities (cost-$865,513,096)                            870,069,323
                                                                                                   --------------
 ASSET-BACKED SECURITIES -- 33.2%
               Aegis Asset Backed Securities Trust,
     1,782       3.42%, 5/25/05, FRN (a)                                            Aaa/AAA             1,787,417
     4,283       4.00%, 11/25/33, IO (c)(e)                                         Aaa/AAA               142,364
       260     Amortizing Residential Collateral Trust, 3.29%, 5/25/05,
                 FRN (a)                                                             NR/AAA               260,308
     3,940     Bayview Financial Asset Trust, 3.42%, 5/25/05, FRN (a)(e)             Aaa/NR             3,947,811
               Bear Stearns Asset Backed Securities, Inc.,
     6,104       3.61%, 5/25/05, FRN (a)                                            Aaa/AAA             6,177,200
    10,940       5.00%, 3/25/07, IO (c)(e)                                           NR/AAA               953,897
        72     Cendant Mortgage Corp., 5.98%, 5/1/05, FRN (a)(e)                     NR/AAA                73,743
               Centex Home Equity,
     6,392       3.30%, 5/25/05, FRN (a)                                            Aaa/AAA             6,400,260
     8,029       3.70%, 6/25/22 (a)                                                 Aaa/AAA             8,012,781
    15,000     Chase Credit Card Master Trust, 3.00%, 5/15/05, FRN (a)              Aaa/AAA            15,009,680
    18,209     Citigroup Mortgage Loan Trust, Inc., 3.11%, 5/25/05, FRN (a)         Aaa/AAA            18,224,091
       800     Community Program Loan Trust, 4.50%, 4/1/29 (a)                       NR/AAA               759,774
     1,609     Conseco Recreational Enthusiast Consumer Trust,
                 5.55%, 8/15/25 (a)                                                 Aa2/AA-             1,642,753
               Countrywide Asset-Backed Certificates, Inc.,
     5,366       3.26%, 5/25/05, FRN (a)                                            Aaa/AAA             5,371,865
     2,757       3.49%, 5/25/05, FRN (a)(e)                                         Aaa/AAA             2,762,748
    16,000       4.26%, 12/25/17 (a)                                                Aaa/AAA            16,005,598
     2,468     Credit-Based Asset Servicing and Securitization, 3.47%,
                 5/25/05, FRN (a)                                                   Aaa/AAA             2,482,832
    10,502     CS First Boston Mortgage Securities Corp., 3.49%, 5/25/05,
                 FRN (a)(e)                                                         Aaa/AAA            10,488,493


14 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



 Principal
    Amount                                                                       Credit Ratings
     (000)                                                                       (Moody's/S&P)           Value
------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (CONTINUED)
 $   137     EMC Mortgage Loan Trust, 3.39%, 5/25/05, FRN (a)(e)                    Aaa/AAA        $      137,715
  18,167     First Franklin Mortgage Loan Asset Backed Certificate,
               3.40%, 5/25/05, FRN (a)                                              Aaa/AAA            18,254,464
      46     First Plus Home Loan Trust, 7.32%, 11/10/23 (a)                         NR/AA                 46,492
     162     Fremont Home Loan Owner Trust, 3.81%, 5/25/05, FRN (a)                 Aaa/AAA               162,416
     677     Fremont Home Loan Trust, 3.39%, 5/25/05, FRN (a)                       Aaa/AAA               677,939
             Green Tree Financial Corp.,
   9,424       6.18%-6.87%, 4/1/30 (a)                                              Baa3/NR             9,747,293
   1,353       6.81%, 12/1/27 (a)                                                   Baa3/A-             1,427,733
   1,000       7.06%, 2/1/31 (a)                                                      NR/B                862,182
   1,649       7.40%, 6/15/27 (a)                                                    A2/AA+             1,754,737
     578       7.55%, 1/15/29 (a)                                                    NR/AA                624,653
     603     Home Equity Mortgage Trust, 3.44%, 5/25/05, FRN (a)                    Aaa/AAA               603,872
     257     Household Mortgage Loan Trust, 3.29%, 5/20/05, FRN (a)                 Aaa/AAA               257,512
   1,458     Irwin Home Equity Trust, 3.54%, 5/25/05, FRN (a)                       Aaa/AAA             1,466,690
  14,000     Ixis Real Estate Capital Trust, 3.21%, 5/25/05, FRN (a)                Aaa/AAA            14,002,189
   7,500     Long Beach Mortgage Loan Trust, 3.97%, 5/25/05, FRN (a)                 Aa2/NR             7,595,288
     500     Madison Avenue Manufactured Housing, 4.47%, 5/25/05,
               FRN (a)                                                              Baa3/A+               479,644
     177     Merrill Lynch Mortgage Investor, Inc., 3.38%, 5/25/05, FRN (a)         Aaa/AAA               176,812
   2,455     Mid-State Trust, 6.01%, 8/15/37 (a)                                    Aaa/AAA             2,485,084
   2,099     Morgan Stanley ABS Capital I, Inc., 3.36%, 4/25/05, FRN (a)            Aaa/AAA             2,105,162
     104     Nissan Auto Receivables Owner Trust, 4.28%, 10/16/06 (a)               Aaa/AAA               103,866
  31,242     Park Place Securities Inc., 3.14%, 5/25/05, FRN (a)                    Aaa/AAA            31,272,350
   1,007     Renaissance Home Equity Loan Trust, 3.22%, 5/25/05,
               FRN (a)                                                              Aaa/AAA             1,007,616
   2,000     Residential Asset Mortgage Products, Inc., 5.90%, 7/25/34 (a)          Aaa/AAA             2,030,838
             Residential Asset Securities Corp.,
   3,000       3.45%, 5/25/05, FRN (a)                                               Aa2/AA             3,002,982
     915       7.14%, 4/25/32 (a)                                                     A2/A                934,692
   8,689       8.19%, 2/25/31 (a)                                                    NR/AAA             8,932,826
  27,479     Residential Funding Mortgage Securities,
               3.17%, 5/25/05, FRN (a)                                              Aaa/AAA            27,498,495
   3,800     Salomon Brothers Mortgage Securities VII, Inc., 4.17%,
              5/25/05, FRN (a)                                                       NR/AAA             3,806,821
   1,251     Saxon Asset Securities Trust, 4.17%, 5/25/05, FRN (a)                   Aa2/NR             1,253,110
             SLM Student Loan Trust,
     330       3.15%, 5/25/05, FRN (a)                                              Aaa/AAA               329,542
   8,117       3.44%, 5/25/05, FRN (a)                                              Aaa/AAA             8,209,275
   2,000     World Financial Network Credit Card Master Trust, 2.91%,
               5/15/05, FRN (a)                                                     Aaa/AAA             2,000,312
                                                                                                   --------------
             Total Asset-Backed Securities (cost--$253,593,660)                                       253,754,217
                                                                                                   --------------


              4.30.05 Fixed Income SHares -- Series C, M, RSemi-Annual Report 15

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



   Principal
      Amount                                                                     Credit Ratings
       (000)                                                                     (Moody's/S&P)          Value
------------------------------------------------------------------------------------------------------------------

 MORTGAGE-RELATED SECURITIES -- 23.9%
               Bear Stearns Alt-A Trust,
 $   5,829       3.30%, 5/25/05, FRN (a)                                            Aaa/AAA        $  5,851,735
     9,981       4.77%, 5/1//05, FRN (a)                                            Aaa/AA+           9,953,358
       104     Bear Stearns Mortgage Securities, Inc., 6.77%, 5/1/05,
                 FRN (a)                                                             Aaa/NR             106,923
    11,821     Carey Commercial Mortgage Trust, 5.97%, 9/20/19 (a)(e)                Aaa/NR          12,037,319
        79     Citicorp Mortgage Securities, Inc., 5.75%, 6/25/09 (a)               Aaa/AAA              78,599
     3,505     Commercial Capital Access One, Inc., 7.68%, 5/1/05,
                 FRN (a)(e)                                                          NR/NR            3,825,507
    26,775     Countrywide Alternative Loan Trust., 3.24%, 5/25/05,
                 FRN (a)(f)                                                         Aaa/AAA          26,454,185
               Countrywide Home Loans,
    11,494       3.33%, 5/25/05, FRN (a)(f)                                         Aaa/AAA          11,522,035
     4,844       3.41%, 5/25/05, FRN (a)                                            Aaa/AAA           4,854,685
     2,938       3.54%, 5/1/05, FRN (a)(f)                                           NR/AAA           2,957,649
       261     CS First Boston Mortgage Securities Corp.,
                 3.23%, 5/25/05, FRN (a)(f)                                           NR/NR              261,402
    23,807     First Horizon Mortgage Pass-through Trust, 3.42%, 5/25/05,
                 FRN (a)(e)                                                          NR/AAA          23,751,165
       851     GMAC Commercial Mortgage Securities Inc.,
                 6.50%, 5/15/35 (a)                                                  NR/BB+             906,474
               GS Mortgage Securities Corp. II,
     1,500       6.61%, 2/14/16 (a)(e)                                               NR/AAA           1,656,179
     3,000       6.62%, 5/3/18 (a)(e)                                               Aaa/AAA           3,335,560
    37,528     Hilton Hotel Pool Trust, 0.62%, 5/1/05, FRN, IO (a)(e)                Aaa/AA           1,208,356
        17     Impac Secured Assets Corp., 7.37%, 4/25/32 (a)                       Aaa/AAA              17,467
     4,949     Indymac Index Mortgage Loan Trust, 3.30%, 5/25/05,
                 FRN (a)(f)                                                         Aaa/AAA           4,937,684
     2,000     JPMorgan Chase Commercial Mortgage Security Corp.,
                 6.47%, 11/15/35 (a)                                                 NR/AAA           2,194,853
       928     Mellon Residential Funding Corp., 3.48%, 5/1/05, FRN (a)              NR/AAA             931,731
     1,257     Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
                 3.33%-3.55%, 5/15/05, FRN (a)                                      Aaa/AAA           1,261,211
     3,271     Merrill Lynch Mortgage Investors, Inc., 3.27%, 5/25/05,
                 FRN (a)                                                            Aa1/AAA           3,271,470
     1,604     Morgan Stanley Dean Witter Capital I, Inc., 4.60%,
                 3/25/33 (a)                                                         Aaa/AAA           1,621,862
       899     Morgan Stanley Mortgage Trust, 3.64%, 5/20/05, FRN (a)                NR/AAA             899,381
     1,220     Mortgage Capital Funding, Inc., 7.29%, 7/20/27 (a)                    Aaa/NR           1,250,079
       370     Residential Asset Securitization Trust, 5.50%, 7/25/33 (a)            NR/AAA             370,032
    20,197     Residential Funding Mortgage Securities, Inc., 4.60%, 5/1/05,
                 FRN (a)                                                            Aaa/AAA          20,281,656
     5,000     Structured Adjustable Rate Mortgage Loan, 3.51%, 5/25/05,
                 FRN (a)                                                            Aaa/AAA           5,024,750


16 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



   Principal
      Amount                                                                  Credit Ratings
       (000)                                                                  (Moody's/S&P)         Value
------------------------------------------------------------------------------------------------------------------

MORTGAGE-RELATED SECURITIES (CONTINUED)
  $  5,713     Structured Asset Mortgage Investments Inc.,
                 3.33%, 5/19/05, FRN (a)                                         Aaa/AAA        $  5,725,149
        94     Structured Asset Securities Corp., 4.14%, 5/1/05, FRN (a)         Aaa/AAA              95,638
     2,780     Vendee Mortgage Trust, 6.50%, 9/15/24 (a)                          NR/NR            2,953,691
               Washington Mutual Mortgage Securities Corp.,
     5,384       3.19%-5.13%, 5/1/05-5/25/05, FRN (a)                            Aaa/AAA           5,393,694
     5,506       5.13%, 5/1/05, FRN (a)                                          Aaa/AA+           5,469,748
     4,256       5.13%, 5/1/05, FRN (a)                                           Aa2/A+           4,215,057
               Wells Fargo Mortgage Backed Securities Trust,
     7,021       4.81%, 5/1/05 FRN (a)                                           Aaa/AAA           7,017,059
       916       5.00%, 6/25/18 (a)                                              Aaa/AAA             916,296
                                                                                                ------------
               Total Mortgage-Related Securities (cost-$182,968,074)                             182,609,639
                                                                                                ------------
 MUNICIPAL BONDS & NOTES (a) -- 1.4%
               CALIFORNIA - 0.7%
     5,000     Los Angles California Water & Power Rev, 5.00%, 7/01/30,
                 Ser. A                                                          Aa3/AA-           5,213,950
                                                                                                ------------
               NEW YORK - 0.7%
     5,000     New York City Muni. Water Finance Auth. Rev., 5.00%,
                 6/15/35                                                         Aa2/AA+           5,206,100
                                                                                                ------------
               Total Municipal Bonds & Notes (cost-$9,851,838)                                    10,420,050
                                                                                                ------------
 PREFERRED STOCK (a) - 0.1%
   Shares
----------
    17,350     Fannie Mae, 7.00%, 6/30/05, FRN (cost-$867,500)                   Aa3/AA-             967,806
                                                                                                ------------
 SHORT-TERM INVESTMENTS - 10.7%
 Principal
   Amount
      (000)
----------
               U.S. GOVERNMENT AGENCY DISCOUNT NOTES (a) - 7.9%
 $  23,400     Fannie Mae 2.73%-3.01%, 5/02/05-7/27/05                           Aaa/AAA          23,226,934
    21,000     Federal Home Loan Bank, 2.69%, 5/2/05                             Aaa/AAA          20,998,367
    16,400     Freddie Mac 2.88%-3.00%, 7/12/05-8/09/05                          Aaa/AAA          16,272,492
                                                                                                ------------
               Total U.S. Government Agency Discount Notes
               (cost-$60,512,483)                                                                 60,497,793
                                                                                                ------------
               COMMERCIAL PAPER (a) - 1.2%
               BANKING - 1.2%
     4,200     Skandinaviska Enskilda Banken, 2.68%, 5/3/05                      P-1/A-1           4,199,375
     4,700     UBS Finance, Inc., 2.73%, 6/1/05-6/2/05                           P-1/A-1+          4,688,763
                                                                                                ------------
               Total Commercial Paper (cost--$8,888,138)                                           8,888,138
                                                                                                ------------


             4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 17

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



        Principal
           Amount                                                                   Credit Ratings
            (000)                                                                   (Moody's/S&P)          Value
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (CONTINUED)
                    U.S. TREASURY BILLS (a) - 0.6%
$      4,745          2.675%-2.75%, 6/2/05-6/16/05 (cost-$4,729,500)                   Aaa/AAA        $    4,729,500
                                                                                                      --------------
                    ASSET-BACKED SECURITIES - 0.0%
       2,000        NPF XII, Inc. 0.00%, 11/1/03, FRN (c)(d)(e)(f)(h)
                      (cost-$2,000,000)                                                 NR/NR                     --
                                                                                                      --------------
                    REPURCHASE AGREEMENT - 1.0%
       7,860          Agreement with State Street Bank & Trust Co.,
                      dated April 29, 2005, 2.40% due 5/2/05 proceeds:
                      $7,861,572; collateralized by Freddie Mac, 1.50% due
                      8/15/05, valued at $8,020,858 with accrued interest,
                      (cost-$7,860,000)                                                Aaa/AAA             7,860,000
                                                                                                      --------------
                    Total Short-Term Investments (cost-$83,990,121)                                       81,975,431
                                                                                                      --------------
 PUT OPTIONS PURCHASED (i) - 0.0%
    Contracts
 ------------
                    U.S. Treasury Notes 10 yr Futures, Chicago Board of Trade,
          450         Strike price $101, expires 5/20/05                                                       7,031
          298         Strike price $107, expires 5/20/05                                                       4,656
                                                                                                      --------------
                    Total Put Options Purchased (premiums paid-$14,493)                                       11,687
                                                                                                      --------------
                    TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$1,396,798,782)-183.2%         1,399,808,153
                                                                                                      --------------
 CALL OPTIONS WRITTEN (i) - (0.1)%
(125,000,000)       Swap Option 3 month LIBOR,
                      Strike rate 4.50%, expires 5/20/05                                                    (600,750)
(125,000,000)       Swap Option 3 month LIBOR,
                      Strike rate 5.25%, 5/20/05                                                                (125)
                                                                                                      --------------
                    Total Call Options Written (premiums received-$775,000)                                 (600,875)
                                                                                                      --------------
TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$1,396,023,782)               183.1%              1,399,207,278
Liabilities in excess of other assets                                              (83.1)               (635,012,199)
                                                                                  -------             --------------
NET ASSETS                                                                         100.0%             $  764,195,079
                                                                                  -------             --------------
--------------------------------------------------------------------------------------------------------------------


18 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES R SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



   Principal
      Amount                                                                      Credit Ratings
       (000)                                                                      (Moody's/S&P)      Value
--------------------------------------------------------------------------------------------------------------

 U.S. TREASURY NOTES & BONDS (a) -- 95.9%
 $      100  U.S. Treasury Bonds, 6.625%, 2/15/27                                    Aaa/AAA      $   127,433
     49,269  U.S. Treasury Inflation Index, 1.875%-3.875%, 1/15/07-4/15/29 (g)       Aaa/AAA       53,337,603
      5,120  U.S. Treasury Inflation Index, 2.00%, 7/15/14 (b)(g)                    Aaa/AAA        5,314,760
     14,885  U.S. Treasury Notes, 0.875%-3.00%, 4/15/10-1/15/15                      Aaa/AAA       15,558,313
                                                                                                  -----------
             Total U.S. Treasury Bonds & Notes (cost--$73,538,328)                                 74,338,109
                                                                                                  -----------
 SOVEREIGN DEBT OBLIGATIONS (a) -- 1.5%
             FRANCE -- 0.2%
 euro   100  Republic of France, 5.75%, 10/25/32                                     Aaa/AAA          167,521
                                                                                                  -----------
             GERMANY -- 0.7%
        300  Republic of Germany, 6.25%, 1/4/30                                      Aaa/AAA          528,105
                                                                                                  -----------
             SPAIN -- 0.6%
        300  Kingdom of Spain, 5.75%, 7/30/32                                        Aaa/AAA          501,869
                                                                                                  -----------
             Total Sovereign Debt Obligations (cost--$1,200,028)                                    1,197,495
                                                                                                  -----------
 CORPORATE BONDS -- 0.8%
             FINANCE -- 0.2%
 $      200  General Motors Acceptance Corp., 4.05%, 7/18/05, FRN (a)                Baa2/BB          191,018
                                                                                                  -----------
             HOTELS/GAMING -- 0.6%
        400  Park Place Entertainment Corp., 9.375%, 2/15/07                         Ba2/BB-          428,500
                                                                                                  -----------
             Total Corporate Bonds (cost--$627,876)                                                   619,518
                                                                                                  -----------
 PREFERRED STOCK (e) -- 0.0%
     Shares
-----------
             FINANCE -- 0.0%
        600  Fannie Mae, 7.00%, 6/30/05, FRN (cost--$30,000)                         Aa3/AA-           33,469
                                                                                                  -----------
 SHORT-TERM INVESTMENTS -- 8.7%

  Principal
     Amount
     (000)
-----------
             COMMERCIAL PAPER (a) -- 6.2%
             BANKING -- 2.6%
 $    1,200  ING U.S. Funding LLC., 2.98%-3.10%, 7/27/05-7/28/05                     P-1/A-1+       1,191,693
        800  Swedbank Forenings., 2.98%, 7/1/05                                      P-1/A-1+         795,752
                                                                                                  -----------
                                                                                                    1,987,445
                                                                                                  -----------
             FINANCIAL SERVICES -- 3.6%
      1,000  CBA Finance, Inc., 3.02%, 7/8/05                                        P-1/A-1+         994,070
      1,600  Dexia Delaware, Inc., 3.00%, 7/5/05                                     P-1/A-1+       1,590,928
        200  UBS Finance, Inc., 2.95%, 5/25/05                                       P-1/A-1+         199,607
                                                                                                  -----------
                                                                                                    2,784,605
                                                                                                  -----------
             Total Commercial Paper (cost--$4,773,014)                                              4,772,050
                                                                                                  -----------
             U.S. TREASURY BILLS (a) -- 0.1%
        110   2.68%-2.69%, 6/2/05 (cost--$109,737)                                   Aaa/AAA          109,737
                                                                                                  -----------


            4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 19

FIXED INCOME SHARES -- SERIES R SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



Principal
   Amount
    (000)                                                                                         Value
------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (CONTINUED)
         REPURCHASE AGREEMENT -- 2.4%
$1,836   Agreement with State Street Bank & Trust Co., dated April 29,
           2005, 2.40% due 5/2/05 proceeds: $1,836,367; collateralized by Federal Home Loan Bank, 3.25% due 11/15/06, valued at
           $1,877,167, with accrued interest (cost--$1,836,000)                               $  1,836,000
                                                                                              ------------
         Total Short-Term Investments (cost--$6,718,751)                                         6,717,787
                                                                                              ------------
         TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN (cost--$82,114,983) -- 106.9%                 82,906,378
                                                                                              ------------
CALL OPTIONS WRITTEN (i) -- 0.0%
Contracts
--------
         U.S. Treasury Notes 10 Year Futures, Chicago Board of Trade,
  (12)     Strike price $112, expires 5/20/05                                                       (4,125)
  (19)     Strike price $113, expires 5/20/05                                                       (2,375)
  (2)      Strike price $114, expires 5/20/05                                                          (94)
                                                                                              ------------
           Total Call Options Written (premiums received--$4,945)                                   (6,594)
                                                                                              ------------
 PUT OPTIONS WRITTEN (i) -- 0.0%
         U.S. Treasury Notes 10 Year Futures, Chicago Board of Trade,                                 (234)
  (15)     Strike price $107, expires 5/20/05                                                       (1,125)
  (18)     Strike price $109, expires 5/20/05                                                 ------------
         Total Put Options Written (premiums received--$6,633)                                      (1,359)
                                                                                              ------------
         Total Options Written (premiums received--$11,578)                                         (7,953)
                                                                                              ------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost--$82,103,405)                        106.9%     82,898,425
Liabilities in excess of other assets                                                 (6.9)     (5,344,736)
                                                                                     -----    ------------
NET ASSETS                                                                           100.0%   $ 77,553,689
                                                                                     =====    ============


--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS:

(a)        All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery
           securities.
(b)        When-issued or delayed-delivery security. To be delivered/settled after April 30, 2005.
(c)        Security deemed illiquid.
(d)        Security in default.
(e)        144A Security--security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(f)        Fair-valued security.
(g)        Inflationary Bonds--principal amount of security is adjusted for inflation.
(h)        Security pledged as collateral for reverse repurchase agreement.
(i)        Non-income producing.
--------------------------------------------------------------------------------
GLOSSARY:

CLO    --  Collateralized Loan Obligation

CMO    --  Collateralized Mortgage Obligation
EURO   --  Eurodollar
FGIC   --  Insured by Financial Guaranty Insurance Co.
FRN    --  Floating Rate Note -- maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April
           30, 2005.
GO     --  General Obligation Bond
IO     --  Interest Only
LIBOR  --  London Interbank Offered Rate
NR     --  Not Rated
VRN    --  Variable Rate Note -- maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April
           30, 2005.

20 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES C, M, R STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                         SERIES C            SERIES M         SERIES R
                                                              -------------------   -----------------   --------------

ASSETS:
Investments, at value (cost--$1,117,523,401,
  $1,396,798,782 and $82,114,983, respectively)                 $ 1,125,194,451      $1,399,808,153      $82,906,378
-----------------------------------------------------------     ---------------      --------------      -----------
Cash (including foreign currency for Series C of
  $712,874 with cost of $716,399)                                       741,890               8,967              442
-----------------------------------------------------------     ---------------      --------------      -----------
Swap premiums paid                                                   10,483,584                  --           17,910
-----------------------------------------------------------     ---------------      --------------      -----------
Receivable for investments sold                                      10,106,497          21,807,587              720
-----------------------------------------------------------     ---------------      --------------      -----------
Interest receivable                                                   6,941,055           2,021,457          474,282
-----------------------------------------------------------     ---------------      --------------      -----------
Unrealized appreciation on swaps                                      3,656,480                  --           33,847
-----------------------------------------------------------     ---------------      --------------      -----------
Receivable for shares of beneficial interest sold                     3,069,051           3,058,193          443,995
-----------------------------------------------------------     ---------------      --------------      -----------
Unrealized appreciation on forward foreign
  currency contracts                                                  2,291,942                  --           18,089
-----------------------------------------------------------     ---------------      --------------      -----------
Receivable for variation margin on futures contracts                     14,055                  --               --
-----------------------------------------------------------     ---------------      --------------      -----------
  Total Assets                                                    1,162,499,005       1,426,704,357       83,895,663
===========================================================     ===============      ==============      ===========
LIABILITIES:
Payable for investments purchased                                    368.635.921        650,636,361        5,739,354
-----------------------------------------------------------     ----------------     --------------      -----------
Payable for short sales (cost--$10,106,250 and
  $6,603,594, for Series C and Series M, respectively)               10,171,880           6,611,722               --
-----------------------------------------------------------     ----------------     --------------      -----------
Swap premiums received                                                6,029,620           1,023,244          123,456
-----------------------------------------------------------     ----------------     --------------      -----------
Payable for reverse repurchase agreement                              3,400,000                  --               --
-----------------------------------------------------------     ----------------     --------------      -----------
Dividends payable                                                     2,613,810           2,509,441          419,533
-----------------------------------------------------------     ----------------     --------------      -----------
Unrealized depreciation on swaps                                      1,346,314             660,237           48,632
-----------------------------------------------------------     ----------------     --------------      -----------
Variation margin payable                                                130,125             330,250            2,662
-----------------------------------------------------------     ----------------     --------------      -----------
Options written, at value (premiums received--
  $1,031,856; $775,000 and $11,578, respectively)                       641,749             600,875            7,953
-----------------------------------------------------------     ----------------     --------------      -----------
Payable for shares of beneficial interest redeemed                      137,632             137,148               --
-----------------------------------------------------------     ----------------     --------------      -----------
Unrealized depreciation on forward foreign
  currency contracts                                                    113,805                  --              384
-----------------------------------------------------------     ----------------     --------------      -----------
  Total Liabilities                                                 393,220,856         662,509,278        6,341,974
===========================================================     ===============      ==============      ===========
NET ASSETS                                                      $   769,278,149      $  764,195,079      $77,553,689
===========================================================     ===============      ==============      ===========
NET ASSETS CONSIST OF:
Beneficial interest shares of $0.001 par value (unlimited
  number authorized)                                                     65,060              66,952            7,379
-----------------------------------------------------------     ----------------     --------------      -----------
Paid-in-capital in excess of par                                    740,484,949         762,551,495       76,550,798
-----------------------------------------------------------     ----------------     --------------      -----------
Dividends in excess of net investment income                           (790,968)           (643,843)          (3,093)
-----------------------------------------------------------     ----------------     --------------      -----------
Accumulated net realized gain (loss)                                 16,753,886          (1,537,675)         172,595
-----------------------------------------------------------     ----------------     --------------      -----------
Net unrealized appreciation of investments, futures
  contracts, options written, swaps and other assets
  and liabilities denominated in foreign currency                    12,765,222           3,758,150          826,010
-----------------------------------------------------------     ----------------     --------------      -----------
NET ASSETS                                                      $   769,278,149      $  764,195,079      $77,553,689
===========================================================     ===============      ==============      ===========
Shares Outstanding                                                   65,060,347          66,951,674        7,378,751
-----------------------------------------------------------     ----------------     --------------      -----------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                    $         11.82      $        11.41      $     10.51
===========================================================     ===============      ==============      ===========


4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES C, M, R STATEMENTS OF OPERATIONS
For the six months ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                 SERIES C         SERIES M         SERIES R
                                                           --------------   --------------   --------------

INVESTMENT INCOME:
Interest                                                    $ 12,467,695     $ 11,021,194      $  609,160
--------------------------------------------------------    ------------     ------------      ----------
Dividends                                                         66,250           15,350              --
--------------------------------------------------------    ------------     ------------      ----------
  Total Investment Income                                     12,533,945       11,036,544         609,160
--------------------------------------------------------    ------------     ------------      ----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                                 2,047,125        1,674,308         162,322
--------------------------------------------------------    ------------     ------------      ----------
   Futures contracts                                             256,037        1,994,427          35,178
--------------------------------------------------------    ------------     ------------      ----------
   Options written                                               614,495               --              --
--------------------------------------------------------    ------------     ------------      ----------
   Swaps                                                      11,689,705       (1,158,761)         (5,960)
--------------------------------------------------------    ------------     ------------      ----------
   Foreign currency transactions                               3,023,296               --          (9,352)
--------------------------------------------------------    ------------     ------------      ----------
Net change in unrealized appreciation/depreciation of:
   Investments                                                (3,175,999)       2,219,511         680,304
--------------------------------------------------------    ------------     ------------      ----------
   Futures contracts                                          (1,069,960)      (2,797,000)         22,226
--------------------------------------------------------    ------------     ------------      ----------
   Options written                                               215,794          174,125           3,627
--------------------------------------------------------    ------------     ------------      ----------
   Swaps                                                      (4,516,369)        (532,813)         (3,645)
--------------------------------------------------------    ------------     ------------      ----------
   Foreign currency transactions                               2,977,056               --          17,495
--------------------------------------------------------    ------------     ------------      ----------
Net realized and unrealized gain on investments,
  futures contracts, options written, swaps and foreign
  currency transactions                                       12,061,180        1,573,797         902,195
--------------------------------------------------------    ------------     ------------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                     $ 24,595,125     $ 12,610,341      $1,511,355
========================================================    ============     ============      ==========


22 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES C STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                               Six Months
                                                                                    ended
                                                                           April 30, 2005          Year ended
                                                                              (unaudited)    October 31, 2004
                                                                         ----------------   -----------------

INVESTMENT OPERATIONS:
Net investment income                                                     $  12,533,945      $   19,648,605
----------------------------------------------------------------------    -------------      --------------
Net realized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                    17,630,658          22,470,738
----------------------------------------------------------------------    -------------      --------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                               (5,569,478)          4,309,406
----------------------------------------------------------------------    -------------      --------------
Net increase in net assets resulting from investment operations              24,595,125          46,428,749
======================================================================    =============      ==============
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (15,688,750)        (20,334,474)
----------------------------------------------------------------------    -------------      --------------
Net realized gains                                                          (20,054,440)         (6,332,601)
----------------------------------------------------------------------    -------------      --------------
Total dividends and distributions to shareholders                           (35,743,190)        (26,667,075)
======================================================================    =============      ==============
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                        278,202,980         313,314,630
----------------------------------------------------------------------    -------------      --------------
Cost of shares redeemed                                                     (72,951,998)       (131,998,376)
----------------------------------------------------------------------    -------------      --------------
Net increase in net assets from capital share transactions                  205,250,982         181,316,254
----------------------------------------------------------------------    -------------      --------------
TOTAL INCREASE IN NET ASSETS                                                194,102,917         201,077,928
======================================================================    =============      ==============
NET ASSETS:
Beginning of period                                                         575,175,232         374,097,304
----------------------------------------------------------------------    -------------      --------------
End of period (including (dividends in excess) undistributed net
  investment income of $(790,968) and $2,363,837, respectively)           $ 769,278,149      $  575,175,232
======================================================================    =============      ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                       23,530,311          26,819,713
----------------------------------------------------------------------    -------------      --------------
Redeemed                                                                     (6,155,925)        (11,331,491)
----------------------------------------------------------------------    -------------      --------------
NET INCREASE                                                                 17,374,386          15,488,222
======================================================================    =============      ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
             4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 23

FIXED INCOME SHARES -- SERIES M STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                            Six Months
                                                                                 ended
                                                                        April 30, 2005          Year ended
                                                                           (unaudited)    October 31, 2004
                                                                      ----------------   -----------------

INVESTMENT OPERATIONS:
Net investment income                                                  $  11,036,544      $   15,041,774
-------------------------------------------------------------------    -------------      --------------
Net realized gain on investments, futures contracts and
  options written                                                          2,509,974          20,846,302
-------------------------------------------------------------------    -------------      --------------
Net change in unrealized appreciation/depreciation of investments,
 futures contracts, options written and swaps                               (936,177)          5,215,038
-------------------------------------------------------------------    -------------      --------------
Net increase in net assets resulting from investment operations           12,610,341          41,103,114
===================================================================    =============      ==============
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    (11,726,815)        (17,215,884)
-------------------------------------------------------------------    -------------      --------------
Net realized gains                                                       (22,562,551)         (6,930,696)
-------------------------------------------------------------------    -------------      --------------
Total dividends and distributions to shareholders                        (34,289,366)        (24,146,580)
===================================================================    =============      ==============
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                     286,359,549         314,000,613
-------------------------------------------------------------------    -------------      --------------
Cost of shares redeemed                                                  (70,177,361)       (129,877,295)
-------------------------------------------------------------------    -------------      --------------
Net increase in net assets from capital share transactions               216,182,188         184,123,318
-------------------------------------------------------------------    -------------      --------------
Total increase in net assets                                             194,503,163         201,079,852
===================================================================    =============      ==============
NET ASSETS:
Beginning of period                                                      569,691,916         368,612,064
-------------------------------------------------------------------    -------------      --------------
End of period (including (dividends in excess) undistributed net
  investment income of $(643,843) and $46,428, respectively)           $ 764,195,079      $  569,691,916
===================================================================    =============      ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                    25,082,809          27,163,063
-------------------------------------------------------------------    -------------      --------------
Redeemed                                                                  (6,133,762)        (11,263,112)
-------------------------------------------------------------------    -------------      --------------
NET INCREASE                                                              18,949,047          15,899,951
===================================================================    =============      ==============


24 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES R STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                               Six Months      For the Period
                                                                                    ended     April 15, 2004*
                                                                           April 30, 2005             through
                                                                              (unaudited)    October 31, 2004
                                                                         ----------------   -----------------

INVESTMENT OPERATIONS:
Net investment income                                                      $    609,160        $   78,421
----------------------------------------------------------------------     ------------        ----------
Net realized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                       182,188             6,255
----------------------------------------------------------------------     ------------        ----------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                                  720,007           106,003
----------------------------------------------------------------------     ------------        ----------
Net increase in net assets resulting from investment operations               1,511,355           190,679
======================================================================     ============        ==========
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (612,183)          (78,421)
----------------------------------------------------------------------     ------------        ----------
Net realized gains                                                              (15,918)               --
----------------------------------------------------------------------     ------------        ----------
Total dividends and distributions to shareholders                              (628,101)          (78,421)
======================================================================     ============        ==========
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                         75,394,738         3,001,997
----------------------------------------------------------------------     ------------        ----------
Cost of shares redeemed                                                      (1,838,558)               --
----------------------------------------------------------------------     ------------        ----------
Net increase in net assets from capital share transactions                   73,556,180         3,001,997
----------------------------------------------------------------------     ------------        ----------
TOTAL INCREASE IN NET ASSETS                                                 74,439,434         3,114,255
======================================================================     ============        ==========
NET ASSETS:
Beginning of period                                                           3,114,255                --
----------------------------------------------------------------------     ------------        ----------
End of period (including dividends in excess of net investment
  income of $3,093 and $70, respectively)                                  $ 77,553,689        $3,114,255
======================================================================     ============        ==========
SHARES ISSUED AND REDEEMED:
Issued                                                                        7,255,169           300,194
----------------------------------------------------------------------     ------------        ----------
Redeemed                                                                       (176,612)               --
----------------------------------------------------------------------     ------------        ----------
NET INCREASE                                                                  7,078,557           300,194
======================================================================     ============        ==========


*Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
             4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 25

FIXED INCOME SHARES -- SERIES C, M FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:



                                             For the                            Year ended
                                          Six Months -----------------------------------------------------------------
                                               ended
                                      April 30, 2005      October 31,       October 31,    October 31,    October 31,
                                         (unaudited)             2004              2003           2002           2001
                                    ---------------- ----------------- ----------------- -------------- --------------

SERIES C:
---------
Net asset value, beginning of
period                                $    12.06        $    11.62        $    10.51        $  11.35       $  10.12
-----------------------------------   -------------     ----------        ----------        --------       --------
INVESTMENT OPERATIONS:
Net investment income                       0.23              0.49              0.71            0.73           0.75
-----------------------------------   -------------     ----------        ----------        --------       --------
Net realized and unrealized gain
(loss) on investments, futures
contracts, options written,
swaps and foreign currency
transactions                                0.22              0.64              1.16           (0.62)          1.31
-----------------------------------   -------------     ----------        ----------        --------       --------
Total from investment operations            0.45              1.13              1.87            0.11           2.06
-----------------------------------   -------------     ----------        ----------        --------       --------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income                      (0.29)            (0.51)            (0.71)          (0.72)         (0.75)
-----------------------------------   -------------     ----------        ----------        --------       --------
Net realized gains                         (0.40)            (0.18)            (0.05)          (0.23)         (0.08)
-----------------------------------   -------------     ----------        ----------        --------       --------
Total dividends and distributions
to shareholders                            (0.69)            (0.69)            (0.76)          (0.95)         (0.83)
-----------------------------------   -------------     ----------        ----------        --------       --------
Net asset value, end of period        $    11.82        $    12.06        $    11.62        $  10.51        $ 11.35
-----------------------------------   -------------     ----------        ----------        --------       --------
TOTAL INVESTMENT RETURN (1)                 3.80%            10.14%            18.16%           1.06%         21.09%
-----------------------------------   -------------     ----------        ----------        --------       --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $  769,278        $  575,175        $  374,097        $205,881       $ 51,541
-----------------------------------   -------------     ----------        ----------        --------       --------
Ratio of operating expenses to
average net assets (4)                      0.00%(2)          0.00%             0.00%           0.00%          0.00%
-----------------------------------   -------------     ----------        ----------        --------       --------
Ratio of net investment income
to average net assets (4)                   3.87%(2)          4.16%             6.11%           6.78%          6.53%
-----------------------------------   -------------     ----------        ----------        --------       --------
Portfolio Turnover                            95%              180%              297%            332%           605%
-------------------------------------------------------------------------------------------------------------------

SERIES M:
---------
Net asset value, beginning of
period                                $    11.87        $    11.48        $    11.75        $  11.53       $ 10.45
-----------------------------------   -------------     ----------        ----------        --------       --------
INVESTMENT OPERATIONS:
Net investment income                       0.20              0.37              0.51            0.52           0.69
-----------------------------------   -------------     ----------        ----------        --------       --------
Net realized and unrealized gain
(loss) on investments, futures
contracts and option written               (0.02)             0.65              0.23            0.62           1.26
-----------------------------------   -------------     ----------        ----------        --------       --------
Total income from investment
operations                                  0.18              1.02              0.74            1.14           1.95
-----------------------------------   -------------     ----------        ----------        --------       --------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income                      (0.20)            (0.43)            (0.51)          (0.52)         (0.69)
-----------------------------------   -------------     ----------        ----------        --------       --------
Net realized gains                         (0.44)            (0.20)            (0.50)          (0.40)         (0.18)
-----------------------------------   -------------     ----------        ----------        --------       --------
Total dividends and distributions
to shareholders                            (0.64)            (0.63)            (1.01)          (0.92)         (0.87)
-----------------------------------   -------------     ----------        ----------        --------       --------
Net asset value, end of period        $    11.41        $    11.87        $    11.48        $  11.75        $ 11.53
-----------------------------------   -------------     ----------        ----------        --------       --------
TOTAL INVESTMENT RETURN (1)                 1.68              9.17%             6.67%          10.65%         19.49%
-----------------------------------   -------------     ----------        ----------        --------       --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $  764,195        $  569,692        $  368,612        $215,803       $ 51,574
-----------------------------------   -------------     ----------        ----------        --------       --------
Ratio of operating expenses to
average net assets (4)                      0.00%(2)          0.00%(3)          0.00%(3)        0.00%          0.00%
-----------------------------------   -------------     ----------        ----------        --------       --------
Ratio of net investment income
to average net assets (4)                   3.45%(2)          3.21%             4.43%           4.54%          5.65%
-----------------------------------   -------------     ----------        ----------        --------       --------
Portfolio Turnover                           307%              894%              750%            722%           870%
-----------------------------------   -------------     ----------        ----------        --------       --------

                                       For the Period
                                      March 17, 2000*
                                              through
                                     October 31, 2000
                                     ----------------

SERIES C:
---------
Net asset value, beginning of
period                                $     10.00
-----------------------------------   --------------
INVESTMENT OPERATIONS:
Net investment income                        0.45
-----------------------------------   --------------
Net realized and unrealized gain
(loss) on investments, futures
contracts, options written,
swaps and foreign currency
transactions                                 0.12
-----------------------------------   --------------
Total from investment operations             0.57
-----------------------------------   --------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income                       (0.45)
-----------------------------------   --------------
Net realized gains                             --
-----------------------------------   --------------
Total dividends and distributions
to shareholders                             (0.45)
-----------------------------------   --------------
Net asset value, end of period        $     10.12
-----------------------------------   --------------
TOTAL INVESTMENT RETURN (1)                  5.79%
-----------------------------------   --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $    10,396
-----------------------------------   --------------
Ratio of operating expenses to
average net assets (4)                       0.00%(2)
-----------------------------------   --------------
Ratio of net investment income
to average net assets (4)                    7.04%(2)
-----------------------------------   --------------
Portfolio Turnover                            547%
----------------------------------------------------

SERIES M:
---------
Net asset value, beginning of
period                                $     10.00
-----------------------------------   --------------
INVESTMENT OPERATIONS:
Net investment income                        0.45
-----------------------------------   --------------
Net realized and unrealized gain
(loss) on investments, futures
contracts and option written                 0.45
-----------------------------------   --------------
Total income from investment
operations                                   0.90
-----------------------------------   --------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income                       (0.45)
-----------------------------------   --------------
Net realized gains                             --
-----------------------------------   --------------
Total dividends and distributions
to shareholders                             (0.45)
-----------------------------------   --------------
Net asset value, end of period        $     10.45
-----------------------------------   --------------
TOTAL INVESTMENT RETURN (1)                  9.16%
-----------------------------------   --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $    10,597
-----------------------------------   --------------
Ratio of operating expenses to
average net assets (4)                       0.00%(2)
-----------------------------------   --------------
Ratio of net investment income
to average net assets (4)                    7.00%(2)
-----------------------------------   --------------
Portfolio Turnover                            930%
-----------------------------------   --------------


*     Commencement of operations.
(1)   Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)   Annualized.
(3)   If interest expense were included, the ratio of operating expenses to average net assets would be 0.01%.
(4)   Reflects the fact that no fees or expenses are incurred. The Portfolio is an integral part of "wrap-fee" programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolio, the Investment
      Manager or the Sub-Adviser. Participants in these programs pay a "wrap"
      fee to the sponsor of the program.

26 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES R FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:



                                                                                  For the     For the Period
                                                                         Six months ended    April 15, 2004*
                                                                           April 30, 2005            through
                                                                              (unaudited)   October 31, 2004
                                                                       ------------------ ------------------

SERIES R
--------
Net asset value, beginning of period                                       $  10.37            $ 10.00
--------------------------------------------------------------------       --------            -------
INVESTMENT OPERATIONS:
Net investment income                                                          0.19               0.26
--------------------------------------------------------------------       --------            -------
Net realized and unrealized gain on investments, futures contracts,
options written swaps and foreign currency transactions                        0.15               0.37
--------------------------------------------------------------------       --------            -------
Total income from investment operations                                        0.34               0.63
--------------------------------------------------------------------       --------            -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                         (0.19)             (0.26)
--------------------------------------------------------------------       --------           --------
Net realized gains                                                            (0.01)                --
--------------------------------------------------------------------       --------           --------
Total dividends and distributions to shareholders                             (0.20)             (0.26)
--------------------------------------------------------------------       --------           --------

--------------------------------------------------------------------       ---------           --------
Net asset value, end of period                                             $  10.51            $ 10.37
--------------------------------------------------------------------       ---------           --------
TOTAL INVESTMENT RETURN (1)                                                     3.38%              6.41%
--------------------------------------------------------------------       ---------           --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                          $  77,554           $  3,114
--------------------------------------------------------------------       ---------           --------
Ratio of operating expenses to average net assets (2)(3)                        0.00%              0.00%
--------------------------------------------------------------------       ---------           --------
Ratio of net investment income to average net assets (2)(3)                     4.10%              4.72%
--------------------------------------------------------------------       ---------           --------
Portfolio Turnover                                                               122%                23%
--------------------------------------------------------------------       ---------           --------


*     Commencement of operations.
(1)   Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)   Annualized.
(3)   Reflects the fact that no fees or expenses are incurred. The Portfolio is an integral part of "wrap-fee" programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolio, the Investment
      Manager or the Sub-Adviser. Participants in these programs pay a "wrap"
      fee to the sponsor of the program.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
             4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 27

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series M, Series
R (the "Portfolios"), and the Allianz Dresdner Daily Asset Fund. These
financial statements relate to Series C, Series M and Series R. The financial statements for Allianz Dresdner Daily Asset Fund are provided separately. Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended. Allianz Global Investors Fund Management LLC (the
"Investment Manager"), formerly PA Fund Management LLC, serves as the
Portfolios' Investment Manager and is an indirect, wholly-owned subsidiary of
Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is
an indirect, majority-owned subsidiary of Allianz AG. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at
$0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Under the Trust's organizational documents, the Portfolios' officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The
Portfolios maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Portfolios that have not yet been asserted. However, the Portfolios expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Portfolios:

(A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued in good faith pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios' investments are valued daily by an independent pricing service, dealers quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.
Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolios' net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the
New York Stock Exchange.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Paydown gains and losses on mortgage- and asset- backed securities are recorded as adjustments to interest income in the Statements of
Operations.

(C) FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no

28 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.
Distributions from net realized capital gains, if any, are declared and paid annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These
"book-tax" differences are considered either temporary or permanent in nature.
To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(E) FOREIGN CURRENCY TRANSLATION

Accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations;
such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts of payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(G) OPTION TRANSACTIONS

The Portfolios may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. These liabilities are reflected as options written in the
Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain,

            4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 29

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a
Portfolios bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a option written could result in the Portfolios purchasing a security or currency at a price different from the current market value.

(H) INTEREST RATE/CREDIT DEFAULT SWAPS

The Portfolios enters into interest rate and credit default swap contracts
("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Portfolios would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolios would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the
Portfolios would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and charged to realized gain (loss).

The Portfolios may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the
Portfolios would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolios would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolios would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolios are included as part of net realized gain (loss) on the Statement of
Operations.

Swaps are marked to market daily by Pacific Investment Management Company LLC
(the "Sub-Adviser") based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the
Portfolios' Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and
Liabilities. For a credit default swap sold by the Portfolios payment of the agreed upon amount made by the Portfolios in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the
Portfolios, the agreed upon amount received by the Portfolios in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the
Portfolio.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(I) FORWARD FOREIGN CURRENCY CONTRACTS -- SERIES C, SERIES R

Series C and Series R enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series
C and Series R may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable foreign exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S.
dollar. In addition these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolios' Statements of Assets and
Liabilities.

30 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(J) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

(K) STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS")

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the
Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

(L) REPURCHASE AGREEMENTS

The Portfolios enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date
("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists of primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

(M) REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities.
Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Portfolio covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Portfolio's limitations on borrowings.
Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

(N) WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

            4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 31

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(O) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(P) SHORT SALES

Series C and Series M entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be limited, whereas losses from purchases cannot exceed the total amount invested.

(2) INVESTMENT MANAGER/SUB-ADVISER/ADMINISTRATOR & DISTRIBUTOR

(A) INVESTMENT MANAGER/SUB-ADVISER

The Investment Manager serves in its capacity pursuant to an Investment
Management Agreement with the Trust. Pursuant to a Portfolio Management
Agreement, the Investment Manager employs the Sub-Adviser, an affiliate of the
Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a "wrap fee" to their investment adviser. Although the Portfolios do not compensate the
Investment Manager or Sub-Adviser directly for their services under the
Investment Management Agreement or Portfolio Management Agreement,
respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Portfolios are an investment option.

(B) ADMINISTRATOR

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The administrator's responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other costs of the Portfolios.
Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(C) DISTRIBUTOR

Allianz Global Investors Distributors LLC ("the Distributor"), formerly PA
Distributors LLC, an affiliate of the Investment Manager, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios pays the
Distributor.

(3) INVESTMENTS IN SECURITIES

(a)        Purchases and sales of securities (excluding short-term investments)
           for the six months period ended
           April 30, 2005 were:



                    U.S. Government Agency                      All Other
              -----------------------------------   ---------------------------------
                     Purchases              Sales         Purchases             Sales
              ----------------   ----------------   ---------------   ---------------

Series C:      $  516,474,680     $  269,232,918     $347,913,848      $159,262,177
Series M:       3,203,991,361      2,760,328,230      354,523,309        18,193,153
Series R:         111,628,655         41,445,929        1,928,874            78,810


32 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(3) INVESTMENTS IN SECURITIES (CONTINUED)

(b)        Futures contracts outstanding at April 30, 2005:



                                                    Notional                       Unrealized
                                                      Amount     Expiration      Appreciation
Series C:                                              (000)           Date    (Depreciation)
---------                                         ----------   ------------   ---------------

Type
----
Short: Financial Future Euribor December 2005        (323)       12/19/05      $     75,497
Long; Financial Future Euro-Bond 10 year Eux           99         6/13/05           375,730
      Eurodollar Future June 2005                     225         6/19/06             4,500
      Eurodollar Future September 2005              1,203         9/19/05          (813,617)
      U.S. Treasury 10 Year Notes June 2005           208         6/21/05           242,367
                                                                               ------------
                                                                               $   (115,523)
                                                                               ============

Series M:
---------
Long: U.S. Treasury 10 Year Notes June 2005         1,321        06/21/05      $  1,243,019
                                                                               ============

Series R:
---------
Long: Eurodollar Future June 2005                        5         6/13/05     $     (2,862)
   U.S. Treasury 10 Year Notes June 2005                 5         6/21/05            8,019
   U.S. Treasury 20 Year Notes June 2005                 7         6/21/05           23,152
                                                                               ------------
                                                                               $     28,309
                                                                               ============

(c) Options written during the six months ended April 30, 2005:

Series C:                                                        Contracts        Premiums
---------
Options outstanding, 10/31/04                                          600     $   310,250
Options written                                                242,401,678       1,336,101
Options expired                                                       (600)       (310,250)
Options terminated in closing transaction                             (768)       (304,245)
                                                               -----------     -----------
Options outstanding, 4/30/05                                   242,400,910     $ 1,031,856
                                                               ===========     ===========
Series M:
---------
Options outstanding, 10/31/04                                           --               --
Options written                                                250,000,000     $   775,000
                                                               -----------     -----------
Options outstanding, 4/30/05                                   250,000,000     $   775,000
                                                               ===========     ===========
Series R:
---------
Options outstanding, 10/31/04                                           --               --
Options written                                                         66     $    11,578
                                                               -----------     -----------
Options outstanding, 4/30/05                                            66     $    11,578
                                                               ===========     ===========


             4.30.05 Fixed Income SHares -- Series C, M, R Semi-Annual Report 33

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(3) INVESTMENTS IN SECURITIES (CONTINUED)

(d)        Forward foreign currency contracts outstanding at April 30, 2005:

Series C:
---------



                                                                                                                  Unrealized
                                                                        U.S. $ Value on       U.S. $ Value      Appreciation
                                                    Broker             Origination Date     April 30, 2005    (Depreciation)
                                           -----------------------   ------------------   ----------------   ---------------

Purchased:
----------
Brazilian Real, settling 5/23/05           Morgan Stanley                $   103,959         $   108,086       $    4,127
Brazilian Real, settling 6/11/05           Morgan Stanley                     95,915             104,451            8,536
Brazilian Real, settling 7/20/05           Morgan Stanley                     99,039             102,160            3,121
Chilean Peso, settling 5/16/05             Morgan Stanley                     97,621              95,332           (2,289)
Chilean Peso, settling 6/13/05             Morgan Stanley                     92,468              93,477            1,009
Chilean Peso, settling 8/2/05              Morgan Stanley                     30,416              30,284             (132)
Euro Dollar, settling 5/18/05              State Street Corp.              1,979,245           1,974,893           (4,352)
Great Britain Pounds, settling 6/9/05      State Street Corp.                600,661             600,401             (260)
Indian Rupee, settling 6/21/05             JPMorgan Chase & Co.               93,649              93,226             (423)
Indian Rupee, settling 6/21/05             Citigroup, Inc.                    93,927              93,525             (402)
Japanese Yen, settling 5/17/05             Bank of America                32,000,000          32,257,866          257,866
Japanese Yen, settling 6/13/05             Citigroup, Inc.                38,817,571          40,022,011        1,204,440
Mexican Peso, settling 5/27/05             Morgan Stanley                     89,458              90,212              754
Mexican Peso, settling 6/23/05             Morgan Stanley                    264,957             269,958            5,001
Peruvian Nouvian Sol, settling 5/23/05     Morgan Stanley                     96,083              96,393              310
Peruvian Nouvian Sol, settling 6/14/05     Citigroup, Inc.                    95,998              96,023               25
Polish Zloty, settling 5/23/05             Morgan Stanley                    105,151              97,907           (7,244)
Polish Zloty, settling 6/23/05             Citigroup, Inc.                   103,893              97,421           (6,472)
Russian Ruble, settling 5/23/05            Citigroup, Inc.                    94,986              95,461              475
Russian Ruble, settling 6/22/05            JPMorgan Chase & Co.               99,528              98,709             (819)
Russian Ruble, settling 7/28/05            HSBC Securities Inc.               92,829              92,708             (121)
Singapore Dollar, settling 5/24/05         HSBC Securities Inc.               97,111              97,359              248
Singapore Dollar, settling 7/21/05         Citigroup, Inc.                    95,095              94,380             (715)
Singapore Dollar, settling 7/26/05         HSBC Securities Inc.               92,542              93,272              730
Slovakian Koruna settling 5/27/05          Morgan Stanley                    102,030              97,334           (4,696)
Slovakian Koruna settling 6/21/05          Morgan Stanley                    102,756              98,810           (3,946)
South Korean Won, settling 5/24/05         Citigroup, Inc.                   105,442             108,592            3,150
South Korean Won, settling 6/21/05         Citigroup, Inc.                   106,041             106,466              425
South Korean Won, settling 7/27/05         Citigroup, Inc.                   194,638             194,968              330
Taiwan Dollar, settling 5/24/05            Barclay Bank                       98,345              98,961              616
Taiwan Dollar, settling 6/21/05            Citigroup, Inc.                    98,436              95,874           (2,562)
                                                                                                               ----------
                                                                                                               $1,456,730
                                                                                                               ==========
Sold:
-----
Canadian Dollar, settling 6/9/05           State Street Corp.                969,760             956,794       $   12,966
Euro Dollar, settling 5/18/05              State Street Corp.             87,665,011          87,559,164          105,847
Euro Dollar, settling 5/25/05              CS First Boston Corp.          55,443,117          54,761,151          681,966
Euro Dollar, settling 5/25/05              CS First Boston Corp.          89,730,259          89,809,631          (79,372)
                                                                                                               ----------
                                                                                                               $  721,407
                                                                                                               ==========


34 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(3) INVESTMENTS IN SECURITIES (CONTINUED)

Series R:
---------



                                                                                                        Unrealized
                                                               U.S.$ Value on        U.S.$ Value      Appreciation
                                             Broker          Origination Date     April 30, 2005    (Depreciation)
                                       -----------------   ------------------   ----------------   ---------------

Purchases:
Japanese Yen, settling 6/13/05         Citigroup, Inc.         $   40,613          $   41,873          $ 1,260
Slovakian Koruna, settling 6/21/05     Morgan Stanley              10,006               9,622             (384)
                                                                                                       -------
                                                                                                       $   876
                                                                                                       =======
Sold:
-----
Euro Dollar, settling 5/25/05          Citigroup, Inc.          1,233,189           1,214,360          $16,829
                                                                                                       =======

(e)  Interest rate swap contracts outstanding at April 30, 2005:

Series C:
---------

                                                                        Rate Type
                                                           -----------------------------------
                                Notional                            Payments          Payments        Unrealized
Swap                              Amount     Termination             made by       received by      Appreciation
Counterparty                       (000)            Date       the Portfolio     the Portfolio     (Depreciation)
-------------------------   ------------   -------------   -----------------   ---------------   ---------------
Goldman Sachs                   $321,000       6/15/2006       3 Month LIBOR             3.00%       $  (785,102)
Goldman Sachs                      1,000       6/15/2015               5.00%     3 Month LIBOR           (14,139)
Lehman Securities, Inc.          111,400       6/15/2010               4.00%     3 Month LIBOR           751,214
Lehman Securities, Inc.            1,600       6/15/2015               5.00%     3 Month LIBOR           (22,622)
Merrill Lynch & Co.                  700      12/15/2024               6.00%     3 Month LIBOR           (64,902)
Merrill Lynch & Co.                  700      12/15/2024               6.00%     3 Month LIBOR         1,253,462
Morgan Stanley                    37,500       6/15/2015               5.00%     3 Month LIBOR          (412,827)
Morgan Stanley               euro 66,600       6/18/2014       6 Month LIBOR              6.00%        1,651,804
                                                                                                     -----------
                                                                                                     $ 2,356,888
                                                                                                     ===========

Series M:
---------

                                                                      Rate Type
                                                          ---------------------------------
                               Notional                          Payments          Payments        Unrealized
Swap                             Amount     Termination           made by       received by      Appreciation
Counterparty                      (000)            Date     the Portfolio     the Portfolio    (Depreciation)
-----------------          ------------   -------------   ---------------   ---------------   ---------------
Morgan Stanley                 $ 98,200       6/15/2010     3 Month Libor             4.00%          $660,237
                                                                                                     ========

Series R:
---------

                                                                       Rate Type
                                                           ---------------------------------
                                Notional                          Payments          Payments        Unrealized
Swap                              Amount     Termination           made by       received by      Appreciation
Counterparty                       (000)            Date     the Portfolio     the Portfolio    (Depreciation)
-------------------------   ------------   -------------   ---------------   ---------------   ---------------
Goldman Sachs                     $2,100       6/15/2015             5.00%     3 Month Libor        $ (45,174)
Lehman Securities, Inc.            1,000       6/15/2010             4.00%     3 Month Libor            7,733
Lehman Securities, Inc.            1,400       6/15/2015             5.00%     3 Month Libor            5,980
Morgan Stanley                     1,800       6/15/2015             5.00%     3 Month Libor           16,676
                                                                                                     ---------
                                                                                                     $ (14,785)
                                                                                                     =========


            4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 35

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(f)        Credit default swap contracts outstanding at April 30, 2005:



Series C:
---------

                                         Notional
Swap                                       Amount                          Fixed
Counterparty/                          payable on                       Payments
Referenced Debt                           Default    Termination        Received        Unrealized
Obligation                                  (000)           Date    by Portfolio    (Depreciation)
-----------------------------------  ------------  -------------  --------------  ----------------

Goldman Sachs
  General Motors Acceptance Corp.          $5,000      6/20/2006           2.80%         $(39,100)
  General Motors Acceptance Corp.           1,600      6/20/2006           3.50%             (243)
Merrill Lynch & Co.
  Burlington                                1,300      3/20/2010           0.28%           (2,981)
  Canada Natural Resource                   1,800      3/20/2010           0.32%             (715)
  XTO Energy                                1,300      3/20/2010           0.38%           (3,683)
                                                                                         --------
                                                                                         $(46,722)
                                                                                         ========


(g)        Short sales outstanding at April 30, 2005:



Series C:
---------

Type                                           Coupon    Maturity          Par       Proceeds          Value
--------------------------------------------------------------------------------------------------------------

Government National Mortgage Association       5.50%      5/31/2035   10,000,000    $10,106,250    $10,171,880
                                                                                                   ===========

Series M:
---------

Government National Mortgage Association       5.50%      5/31/2035    6,500,000     $6,603,594     $6,611,722
                                                                                                    ==========

(h)  Reverse repurchase agreement outstanding at April 30, 2005:

Series C:
---------

Broker                                         Coupon     Maturity           Par       Proceeds          Value
--------------------------------------------------------------------------------------------------------------
Lehman Securities, Inc.                         0.20%     5/2/2005     3,400,000     $3,400,000     $3,400,000
                                                                                                    ==========


The weighted average daily balance of reverse repurchase agreements outstanding for Series C during the six months ended April 30, 2005 was $3,400,000 at a weighted average interest rate of 0.20%. On April 30, 2005, securities valued at $3,051,448, were pledged as collateral for reverse repurchase agreements.
Series M and R did not engage in reverse repurchase agreement transactions during the period.

(4) INCOME TAX INFORMATION

The cost of investments for federal income tax purposes was substantially the same as for book purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005 were:

                                          Gross            Gross             Net
                       Cost of       Unrealized       Unrealized      Unrealized
                   Investments     Appreciation     Depreciation    Appreciation
             -----------------   --------------   --------------   -------------
Series C      $1,117,523,401      $12,895,020       $5,223,970      $7,671,050
Series M       1,396,798,782        8,134,406        5,125,035       3,009,371
Series R          82,114,983          808,845           17,450         791,395

36 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(5) LEGAL PROCEEDINGS

On September 13, 2004, the Securities and Exchange Commission (the
"Commission") announced that the Investment Manager, the Distributor and certain of their affiliates (together with the Investment Manager and the
Distributor, the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the
Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the
Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Portfolios.

In a related action on June 1, 2004, the Attorney General of the State of New
Jersey ("NJAG") announced that it had entered into a settlement agreement with
Allianz Global and the Affiliates, in connection with a complaint filed by the
NJAG on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the
Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Portfolios.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space"
arrangements with certain broker-dealers. In their settlement with the
Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest).
In a related action, the California Attorney General announced on September 15,
2004 that it had entered into an agreement with an affiliate of the Investment
Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California
Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and
$4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Portfolios.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West
Virginia Complaint") against the Investment Manager and certain of its
Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing"
activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the
Affiliates in violation of the funds' stated restrictions on "market timing."
As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia
Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants.
The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the
Portfolios.

            4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 37

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(5) LEGAL PROCEEDINGS (CONTINUED)

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District
of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the
District of Maryland; the remaining four lawsuits concern "revenue sharing"
with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager and
Distributor believe that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Manager, the Distributor, the
Affiliates, Allianz Global, the Portfolios, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New
Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West
Virginia Attorney General were to obtain a court injunction against the
Investment Manager or the Affiliates, the Investment Manager or the Affiliates
would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R.
Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the
Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit.  As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Portfolios or the ability of the Investment Manager or the Affiliates to perform their duties under the investment management or portfolio management agreements, as the case may be.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolios or on the Investment
Manager's or the Sub-Adviser's ability to perform their respective investment advisory services related to the Portfolios.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE
ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENT -- SERIES C, M

The Independent Trustees were advised by independent legal counsel throughout this approval process.

At a meeting held on February 16 and 17, 2005, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the
Advisory Agreement and Portfolio Management Agreement for Fixed Income Shares:
Series C and Fixed Income Shares: Series M. In determining to approve the continuation of the

38 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(6) MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE
ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENT -- SERIES C, M (CONTINUED)

Advisory Agreement and the Portfolio Management Agreement, the Trustees met
with the relevant investment advisory personnel from the Investment Manager and
Sub-Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Manager and Sub-Adviser to Fixed Income
Shares: Series C and Fixed Income Shares: Series M were appropriate to fulfill effectively the duties of the Investment Manager and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Investment Manager and Sub-Adviser since their inception in 1987 and 1971, respectively, their significant financial resources, the Sub-Adviser's experience in managing fixed income portfolios, including assets under management of approximately $445.7 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Adviser in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the
Sub-Adviser's in-house research capabilities, including its ongoing forecasting of interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Adviser's personnel, including research services available to the Sub-Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were well suited to the
Portfolios, given each Portfolio's investment objective and policies.

The Trustees considered the scope of the services provided by the Investment
Manager and Sub-Adviser to the Portfolios under the Advisory Agreement and
Portfolio Management Agreement, respectively, relative to services provided by third parties to other mutual funds and relative to services provided by the
Investment Manager and Sub-Adviser to their other advisory clients. The
Trustees noted that the Investment Manager's and Sub-Adviser's standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies.
The Trustees concluded that the scope of the Investment Manager's and
Sub-Adviser's services to the Portfolios, as described above, was consistent with the Portfolios' investment objective and other operational requirements, including compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Manager and
Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics
(regulating the personal trading of their officers and employees), the procedures by which the Sub-Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Sub-Adviser in these matters. The Trustees also received information concerning standards of the
Investment Manager and Sub-Adviser with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Manager and the Sub-Adviser, their personnel, policies and practices included in their respective Forms ADV.

The Trustees also considered information relating to the investment performance of the Portfolios relative to their respective performance benchmark(s), relative to other similar accounts managed by the Investment Manager and the
Sub-Adviser and relative to funds managed similarly by other advisers. The
Trustees reviewed performance over various periods, including one- and three-year periods and since-inception, the volatility of each Portfolio's returns, as well as factors identified by the Investment Manager or the
Sub-Adviser as contributing to performance. The Trustees noted that for each of the one- and three-year periods and since inception, the Portfolios had outperformed their respective performance benchmarks.

In approving the agreements, the Trustees also gave substantial consideration to the fact that no fees are payable under either the Advisory Agreement or the
Portfolio Management Agreement. The Trustees did consider, however, the amounts paid to the Invesment Manager and the Sub-Adviser through the "wrap fee" paid to the sponsors of the wrap program, as well as the fees "imputed" to the
Investment Manager and Sub-Adviser, as disclosed in the Fund's Prospectus. The
Board of Trustees also considered the fact that the Investment Manager and
Sub-Adviser may benefit from their relationship with the sponsors of wrap programs for which the Trust is an investment option. Such

            4.30.05  Fixed Income SHares -- Series C, M, R Semi-Annual Report 39

FIXED INCOME SHARES -- SERIES C, M, R NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

(6) MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE
ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENT -- SERIES C, M (CONCLUDED)

benefits include the receipt by their affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. The
Trustees also took into account so-called "fallout benefits" to the Investment
Manager and Sub-Adviser such as reputational value derived from serving as investment Investment Manager and sub-adviser, respectively, to the Portfolios and the fact that the Investment Manager and Sub-Adviser will receive services from brokers who execute portfolio transactions for the Trust.

The Trustees also considered the profitability to the Investment Manager of the relationship of the Investment Manager and its affiliates to the Portfolios.
The Trustees considered the costs of the services provided under the Advisory and Portfolio Management Agreements, as well as the fees and profits, if any, expected to be realized by the Investment Manager, the Sub-Adviser and their affiliates from their relationship with the Portfolios. For the year ended
December 31, 2004, the Investment Manager incurred a net loss from its relationship with the Portfolios.

Based on the foregoing, the Trustees decided to continue to engage the
Investment Manager and Sub-Adviser to serve as investment advisors for the
Portfolios. Because the Portfolios do not charge fees, the Trustees did not consider the extent to which economies of scale would be realized due to
Portfolio growth, whether fee levels reflect economies of scale for the
Portfolios' shareholders, or comparisons of fees paid by the Portfolios with fees paid to other investment advisers or by other clients of the Investment
Manager of the Sub-Adviser.

-------------------------------------------------------------------------------

SHAREHOLDER MEETINGS RESULTS:

The Trust held a meeting of shareholders on January 26, 2005. Shareholders voted to elect John J. Dalessandro II, David C. Flattum, Hans W. Kertess and R.
Peter Sullivan III as trustees of the Portfolios.

The resulting vote count is indicated below:

                                                        Withhold
                                         Affirmative    Authority
                                       -------------   ----------
Election of John J. Dalessandro II     285,321,252     288,097
Election of David C. Flattum           285,321,252     288,097
Election of Hans W. Kertess            285,321,252     288,097
Election of R. Peter Sullivan III      285,321,252     288,097

Messrs. Paul Belica and Robert E. Connor continue to serve as Trustees.

40 Fixed Income SHares -- Series C, M, R Semi-Annual Report  4.30.05

TRUSTEES AND PRINCIPAL OFFICERS

Robert E. Connor, Chairman of the Board of Trustees
Paul Belica, Trustee
John J. Dalessandro II, Trustee
David C. Flattum, Trustee
Hans W. Kertess, Trustee
R. Peter Sullivan III, Trustee
Brian S. Shlissel, President & Chief Executive Officer
Newton B. Schott, Jr., Vice President
Lawrence G. Altadonna, Treasurer
Thomas J. Fuccillo, Secretary
Youse Guia, Chief Compliance Officer
Jennifer A. Patula, Assistant Secretary

INVESTMENT MANAGER/ADMINISTRATOR

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN & ACCOUNTING AGENT

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02110

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income SHares Inc.--Series C, Series M and Series R for
their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any securities mentioned in this report.

The financial information included herein is taken from the records of each
Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

A description of the policies and procedures that the Portfolios have adopted to determine how to vote proxies relating to portfolio securities and information about how the Portfolios voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available (i)
without charge, upon request, by calling the Trust at (800) 462-7727; (ii) on the Trust's website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

The Portfolios file their complete schedules of portfolio holdings with the
Securities and Exchange Commission (the "Commission") for the first and third quarters of their fiscal year on Form N-Q. Form N-Q is available (i) on the
Trust's website at www.allianzinvestors.com (ii) on the Commission's website at
www.sec.gov and (iii) at the Commission's Public Reference Room which is located at the Commission's headquarter's office, 450 5th Street N.W. Room
1200, Washington, D.C. 20549, (202) 942,8090.

ALLIANZ [LOGO]
GLOBAL INVESTORS

                        ALLIANZ DRESDNER DAILY ASSET FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005

Allianz Dresdner Daily Asset Fund - LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

                                                   June 20, 2005

         We are pleased to provide you with the semi-annual report of the
         Allianz Dresdner Daily Asset Fund (the "Fund") for the six months ended
         April 30, 2005.

         At the beginning of the six month period, we believed the Federal
         Reserve (the "Fed') would continue to raise interest rates at a measured pace for the foreseeable future. A Bloomberg survey of economists forecasted a fed funds rate of 3.5% by December 31, 2005.
         That forecast implied the Fed would skip an increase during at least three of its eight meetings in 2005. We did not agree with that assessment. Since the Fund is utilized for the investment of securities lending proceeds, we thought it would be a better strategy to invest based on the assumption the Fed would increase interest rates at each meeting. We tried to structure the Fund's portfolio so the floating rate securities purchased would reset almost immediately after any Fed rate move. To date, we have been correct with this more conservative approach.

         At the end of the six month period ended April 30, 2005, in excess of
         76% of the Fund's portfolio was invested in floating rate securities based on the following indexes: one-month and three-month LIBOR (London
         Inter-bank Offered Rate) and the fed funds open. The balance of the
         Fund has been invested in short-term commercial paper.

         The Fund's weighted average duration at April 30, 2005 was 13 days with a yield of 2.95%.

         We thank you for investing with us and remain dedicated to serving your investment needs.

         Sincerely,

         /s/ Charles H. Dedekind               /s/ John Bilello

         Charles H. Dedekind,                  John Bilello
         Portfolio Manager                     Portfolio Manager
         Dresdner Advisors LLC                 Dresdner Advisors LLC

Allianz Dresdner Daily Asset Fund PERFORMANCE SUMMARY & STATISTICS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS:                        INCEPTION DATE:
Money Market Instruments                    3/24/04

                                            NET ASSETS:
                                            $668.9 million

                                            PORTFOLIO MANAGERS:
                                            John Bilello
                                            Charles H. Dedekind
TOTAL RETURN (1):
--------------------------------------------------------------------------------
Six Months                                                                1.21%
1 Year                                                                    1.90%
Commencement of Operations (3/24/04) to 4/30/05                           1.82%

SEVEN DAY & THIRTY-DAY YIELDS:
--------------------------------------------------------------------------------
7 day yield                                                               2.91%
7 day compounded yield                                                    2.95%

30 day yield                                                              2.86%
30 day compounded yield                                                   2.89%

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

        CORPORATE NOTES                                   49.6%
        COMMERCIAL PAPER                                  22.1%
        MASTER NOTES                                      13.4%
        CERTIFICATES OF DEPOSIT                            7.5%
        ASSET-BACKED SECURITIES                            3.6%
        COLLATERALIZED MORTGAGE OBLIGATIONS                1.5%
        TIME DEPOSITS                                      2.3%
        REPURCHASE AGREEMENT                               0.0%

                         [PIECHART OMITTED]

SHAREHOLDER EXPENSE EXAMPLE:
As a Shareholder of the Fund you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period and held for the entire period ending April 30,
2005.

ACTUAL EXPENSES:
The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by number in the first line under the heading entitled "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing cost only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction cost were included, your cost would have been higher.



                                                                                Expenses Paid
                                                                              During the Period
                       Beginning Account Value          Ending              November 1, 2004 through
                          October 31, 2005          Account Value              April 30, 2005*
                                                  April 30, 2005 (1)
---------------------- ------------------------ ----------------------- ------------------------------

Actual                         $1,000                 $1,012.10                     $0.25
---------------------- ------------------------ ----------------------- ------------------------------
Hypothetical                   $1,000                 $1,024.54                     $0.25
---------------------- ------------------------ ----------------------- ------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.05%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. An investment in the Fund involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of shares outstanding.
Holdings are subject to change daily. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

                        ALLIANZ DRESDNER DAILY ASSET FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)


PRINCIPAL
 AMOUNT
  (000)                                                                               VALUE
---------                                                                         -------------

            CORPORATE  NOTES - 49.6%
 $ 10,000   Bank One NA, 2.95%, 5/3/05, FRN ..................................... $ 10,004,743
   35,000   Beta Finance, Inc., 3.04%, 5/2/05, FRN (a) ..........................   34,998,393
   20,000   BMW US Capital LLC, 2.92%, 5/16/05,  FRN (a) ........................   20,000,000
   35,000   CC USA, Inc., 3.04%, 5/2/05, FRN (a) ................................   34,998,365
   10,000   CIT Group, Inc., 3.62%, 7/29/05, FRN ................................   10,009,922
   25,000   Countrywide Financial Corp., 3.12%, 6/21/05, Ser. A, FRN ............   25,000,000
   10,000   Countrywide Home Loans, Inc., 3.13%, 6/23/05, Ser. M, FRN ...........   10,000,209
   31,000   Credit Suisse First Boston Corp., 3.13%, 5/2/05, FRN ................   31,015,781
   35,000   Dorada Finance, Inc., 3.04%, 5/2/05, FRN (a) ........................   34,998,379
   10,000   Irish Life & Permanent plc, 3.00%, 5/23/05, FRN .....................    9,999,176
    8,000   Merrill Lynch & Co., Inc.,  3.26%, 6/7/05, Ser. B, FRN ..............    8,021,573
   20,000   Morgan Stanley, 2.86%-2.95%, 5/3/05-5/16/05, FRN ....................   20,000,000
   10,000   Natexis Banque Populaires,  2.80%, 5/3/05 ...........................   10,000,000
   12,000   Natexis Banque Populaires,  2.85%, 5/9/05, FRN ......................   11,999,387
   14,000   Northern Rock plc, 2.88%, 5/3/05, FRN (a) ...........................   14,000,000
    1,350   Salomon Smith Barney Holdings, 3.38%, 7/27/05, Ser.K,  FRN ..........    1,351,841
   40,000   Sigma Finance, Inc,, 2.94%-3.14%, 5/2/05, FRN (a) ...................   40,007,940
    5,750   SouthTrust Bank, 2.95%, 6/14/05, FRN ................................    5,748,990
                                                                                  -------------
                Total Corporate Notes (cost-$332,154,699) .......................  332,154,699
                                                                                  -------------

            COMMERCIAL PAPER - 22.1%
   35,000   Amstel Funding Corp., 2.91%, 5/24/05 ................................   34,934,929
   40,000   Davis Square Funding III Ltd., 2.93%-3.04%, 5/23/05-5/31/05 .........   39,909,809
   15,000   Morgan Stanley, 3.07%, 12/6/05 ......................................   15,000,904
   40,000   Park Granada LLC, 3.04%, 5/31/05 ....................................   39,898,667
   18,000   Skandin Ens Banken AG, 2.47%, 1/20/06 ...............................   18,000,000
                                                                                  -------------
                Total Commercial Paper (cost-$147,744,309) ......................  147,744,309
                                                                                  -------------

            MASTER NOTES - 13.4%
   35,000   Bank of America, 3.08%, 5/2/05, FRN .................................   35,000,000
   40,000   Bear Stearns Co, Inc., 3.15%, 5/2/05, FRN ...........................   40,000,000
   15,000   Citigroup, Inc. 3.07%, 5/2/05, FRN ..................................   15,000,000
                                                                                  -------------
                Total Master Notes (cost-$90,000,000) ...........................   90,000,000
                                                                                  -------------


                        ALLIANZ DRESDNER DAILY ASSET FUND

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                             (UNAUDITED)(CONTINUED)


 PRINCIPAL
  AMOUNT
  (000)                                                                                                             VALUE
-----------                                                                                                    --------------

             CERTIFICATES OF DEPOSIT - 7.5%
  $ 35,000   Goldman Sachs Group, Inc., 3.12%, 8/2/05-9/27/05 ...............................................  $ 35,000,000
    15,000   Lakeside Funding LLC, 2.95%, 5/9/05 ............................................................    15,000,000
                                                                                                               --------------
                 Total Certificates of Deposits (cost-$50,000,000) ..........................................    50,000,000
                                                                                                               --------------

             ASSET-BACKED SECURITIES - 3.6%
    10,000   Cheyne High Grade ABS CDO, Ltd., 2.79%, 5/10/05, FRN (a) .......................................    10,000,000
     4,110   GE Commercial Equipment Financing LLC,  2.95%, 5/20/05, FRN ....................................     4,109,553
    10,000   Whitehawk CDO Funding Ltd., 3.04%, 6/15/05, FRN (a) ............................................    10,000,000
                                                                                                               --------------
             Total Asset-Backed Securities (cost-$24,109,553) ...............................................    24,109,553
                                                                                                               --------------

             TIME DEPOSITS - 2.3%
    15,392   Canadian Imperial Bank of Commerce, 2.93%, 5/2/05 (cost-$15,391,862) ...........................    15,391,862
                                                                                                               --------------

             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
    10,000   Permanent Financing plc, 2.89%, 5/10/05, FRN (cost-$10,000,000) ................................    10,000,000
                                                                                                               --------------
             REPURCHASE AGREEMENT - 0.1%
    77,000   Agreement with State Street Bank Corp., dated April 29, 2005, 2.40% due 5/2/05 proceeds: $77,015;  collateralized by Federal Home Loan Bank, 3.25%, 8/15/05,
             valued at $80,522 with accrued interest. (cost-$77,000) ........................................        77,000
                                                                                                               --------------
                  Total Investments (cost-$669,477,423) - 100.1% ............................................   669,477,423
                  Liabilities in excess of other assets - (0.1)% ............................................      (492,794)
                                                                                                               --------------
                        Net Assets - 100.0% .................................................................  $668,984,629
                                                                                                              ===============

-----------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

(a) 144A Security - Security exempt from registration under Rule 144A of the
    Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

GLOSSARY:

CDO - Collateralized Debt Obligation

FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2005.

See accompanying notes to financial statements.

                        ALLIANZ DRESDNER DAILY ASSET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)



ASSETS:

Investments, at value (cost-$669,477,423) ................................................................    $ 669,477,423
Cash .....................................................................................................           78,245
Interest receivable ......................................................................................        1,325,380
Prepaid expenses .........................................................................................           16,104
                                                                                                            ----------------
    Total Assets .........................................................................................      670,897,152
                                                                                                            ----------------

LIABILITIES:
Dividends payable ........................................................................................        1,866,269
Investment advisory fee payable ..........................................................................              752
Accrued expenses .........................................................................................           45,502
                                                                                                            ----------------
    Total Liabilities ....................................................................................        1,912,523
                                                                                                            ----------------

     Net Assets ..........................................................................................    $ 668,984,629
                                                                                                            ================

NET ASSETS CONSIST OF:
Paid-in-capital (no par value, unlimited number of shares authorized; 668,980,765 shares outstanding) ....    $ 668,980,765
Accumulated net realized gain on investments .............................................................            3,864
                                                                                                            ----------------

    Net Assets ...........................................................................................    $ 668,984,629
                                                                                                            ================

NET ASSET VALUE PER SHARE ................................................................................            $1.00
                                                                                                            ================


See accompanying notes to financial statements.

                        ALLIANZ DRESDNER DAILY ASSET FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)



INVESTMENT INCOME:
Interest                                                                             $ 6,115,985
                                                                                   --------------

EXPENSES:
Administration fees                                                                       69,444
Investment advisory fees                                                                  40,510
Custodian and accounting agent fees                                                       24,833
Audit and tax services fees                                                               11,286
Registration fees                                                                          8,523
Transfer agent fees                                                                        6,886
Trustees' fees                                                                             6,559
Insurance expense                                                                          3,258
Reports to shareholders                                                                    1,333
Legal fees                                                                                   441
Miscellaneous                                                                                149
                                                                                   --------------
  Total  expenses                                                                        173,222

  Less: investment advisory fees waived                                                  (40,510)
        expenses reimbursed by Investment Adviser                                         (7,488)
        custody credits earned on cash balances                                           (2,539)
                                                                                   --------------

    Net expenses                                                                         122,685
                                                                                   --------------

        Net investment income                                                          5,993,300
                                                                                   --------------

Net realized gain on investments                                                           3,864
                                                                                   --------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                      $ 5,997,164
                                                                                   ==============


See accompanying notes to financial statements.

                        ALLIANZ DRESDNER DAILY ASSET FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                     FOR THE
                                                                                    SIX MONTHS           FOR THE PERIOD
                                                                                      ENDED              MARCH 24, 2004*
                                                                                  APRIL 30, 2005             THROUGH
                                                                                   (UNAUDITED)          OCTOBER 31, 2004
                                                                                -------------------    --------------------

  INVESTMENT OPERATIONS:
  Net investment income                                                                 $5,993,300              $1,631,317
  Net realized gain on investments                                                           3,864                   1,330
                                                                                -------------------    --------------------
      Net increase in net assets resulting from investment operations                    5,997,164               1,632,647
                                                                                -------------------    --------------------

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income                                                                (5,993,300)             (1,631,317)
  Net realized gains                                                                        (1,097)                   (233)
                                                                                -------------------    --------------------
       Total dividends and distributions to shareholders                                (5,994,397)             (1,631,550)
                                                                                -------------------    --------------------

  CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the sale of shares                                               1,202,733,818             287,885,520
  Cost of shares redeemed                                                             (738,875,766)            (82,762,807)
                                                                                -------------------    --------------------
           Net increase in net assets from capital share transactions                  463,858,052             205,122,713
                                                                                -------------------    --------------------
               Total increase in net assets                                            463,860,819             205,123,810

  NET ASSETS:
  Beginning of period                                                                  205,123,810                       -
                                                                                -------------------    --------------------
  End of period                                                                       $668,984,629            $205,123,810
                                                                                ===================    ====================

  SHARES ISSUED AND REDEEMED:
  Issued                                                                             1,202,733,818             287,885,520
  Redeemed                                                                            (738,875,766)            (82,762,807)
                                                                                -------------------    --------------------
               Net increase                                                            463,858,052             205,122,713
                                                                                ===================    ====================


-----------------------------------------------------
* Commencement of operations.

See accompanying notes to financial statements.

                         ALLIANZ DRESDNER DAILY ASSET FUND
                                FINANCIAL HIGHLIGHTS
                 FOR A SHARE OF OUTSTANDING THROUGHOUT EACH PERIOD:



                                                                                               FOR THE
                                                                                              SIX MONTHS        FOR THE PERIOD
                                                                                                ENDED           MARCH 24, 2004*
                                                                                            APRIL 30, 2005         THROUGH
                                                                                             (UNAUDITED)       OCTOBER 31, 2004
                                                                                           -----------------   ----------------

Net asset value, beginning of period ..................................................               $1.00              $1.00
                                                                                           -----------------    ---------------

INVESTMENT OPERATIONS:
Net investment income .................................................................                0.01               0.01
Net realized gain on investments ......................................................                0.00 **            0.00 **
                                                                                           -----------------    ---------------
  Total from investment operations ....................................................                0.01               0.01
                                                                                           -----------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................................................               (0.01)             (0.01)
Net realized gain .....................................................................               (0.00)**           (0.00)**
                                                                                           -----------------    ---------------
  Total dividends and distributions to shareholders ...................................               (0.01)             (0.01)
                                                                                           -----------------    ---------------

Net asset value, end of period ........................................................               $1.00              $1.00
                                                                                           =================    ===============

TOTAL RETURN (1) ......................................................................               1.21%              0.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................................................            $668,985           $205,124
Ratio of expenses to average net assets (2)(3)(4) .....................................               0.05%              0.05%
Ratio of net investment income to average net assets (3)(4) ...........................               2.59%              1.30%


----------------------------------------------------------------------------
  * Commencement of operations.
 ** Less than $0.005 per share.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the periods indicated above, the Investment Adviser waived all or a portion of its fee and assumed a portion of the Fund's operating expenses.
    If such waivers and assumptions had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 0.07% (annualized) and 2.57%
    (annualized), respectively, for the six months ended April 30, 2005 and
    0.09% (annualized) and 1.26% (annualized), respectively for the period March
    24, 2004 (commencement of operations) through October 31, 2004.
(4) Annualized.

See accompanying notes to financial statements.

                       ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Allianz Dresdner Daily Asset Fund (the "the "Fund") is one of four separate funds which comprise Fixed Income SHares (the "Trust"). The Trust was organized as a Massachusetts business trust on November 3, 1999 and in addition to the
Fund is comprised of Series C, Series M, Series R (the "Portfolios"). These
financial statements relate to the Fund. The financial statements for the
Portfolios are provided separately. The Fund is registered under the Investment
Company Act of 1940 ("1940 Act") as an open-end investment company. The Fund is authorized to issue an unlimited number of shares of beneficial interest at
$.001 par value.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Under the Trust's organizational documents, the Fund's officers trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Fund that have not yet been asserted.
However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

   (A) VALUATION OF INVESTMENTS

The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund's amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

   (B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

   (C) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S.
federal income taxes is required. In addition, by distributing substantially all of its ordinary income and capital gains, if any, during each calendar year, the
Fund intends not to be subject to U.S. federal excise tax.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.
Distributions from net realized capital gains, if any, are declared and paid annually.

                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                             (UNAUDITED)(CONTINUED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Fund records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

   (E) REPURCHASE AGREEMENTS

The Fund enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date
("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement.
Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

    (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(2) INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

    (A) INVESTMENT ADVISER

Dresdner Advisors LLC ("Dresdner Advisors" or the "Investment Adviser"), a
wholly-owned subsidiary of Dresdner Bank AG, serves as the Fund's investment adviser. Subject to the supervision of the Board of Trustees, the Investment
Adviser is responsible for managing the Fund's investment activities. Pursuant to an investment advisory agreement with the Fund, the Investment Adviser receives an annual fee, payable monthly, at the annual rate of 0.0175% of the
Fund's average daily net assets. The Investment Adviser has agreed to waive its investment advisory fee and/or pay all or a portion of the Fund's other operating expenses so that the Fund's net operating expenses do not exceed
0.053% (net of any expense offset) of the Fund's average daily net assets.

    (B)  ADMINISTRATOR

Allianz Global Investors Fund Management LLC ("the Administrator"), formerly PA
Fund Management LLC, an affiliate of the Investment Adviser, and an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., ("Allianz
Global") serves as the Fund's administrator and is responsible for managing the
Fund's business affairs and administrative matters. Pursuant to an administration agreement with the Fund, the Administrator receives an annual fee, payable monthly, at an annual rate of 0.03% of the Fund's average daily net assets.

                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                             (UNAUDITED)(CONTINUED)

(2) INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR (CONTINUED)

    (C) DISTRIBUTOR

Allianz Global Investors Distributors LLC (the "Distributor"), formerly, PA
Distributors LLC, an indirect wholly-owned subsidiary of Allianz Global, serves as the distributor of the Fund's shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Fund pays the
Distributor.

(3) CAPITAL STOCK

The following schedule details shareholders owing 5% or more of the Fund and the percentage held by such shareholder at April 30, 2005:

                                                     OWNERSHIP PERCENTAGE
                                                     --------------------
         Miami Dade County                                    52.3%
         Nicholas Applegate Institutional Funds               12.4
         US Allianz PIMCO PEA Renaissance Fund                10.4
         US Allianz Van Kampen Comstock Fund                   9.2

Investment activity by these shareholders could have a material impact on the
Fund.

 (4) LEGAL PROCEEDINGS

On September 13, 2004, the Securities and Exchange Commission (the "Commission")
announced that the Administrator, the Distributor and certain of their affiliates (together with the Administrator and the Distributor, the
"Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies
("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of
$50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the
U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the
Fund.

In a related action on June 1, 2004, the Attorney General of the State of New
Jersey ("NJAG") announced that it had entered into a settlement agreement with
Allianz Global and the Affiliates, in connection with a complaint filed by the
NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.
The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space"
arrangements with certain broker-dealers. In their settlement with the
Commission, the

                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                             (UNAUDITED)(CONTINUED)

(4) LEGAL PROCEEDINGS (CONTINUED)

Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the
Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Administrator in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the
Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the
California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West
Virginia Complaint") against the Administrator and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the
Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the
Administrator and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Administrator or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District
of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the
District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Administrator and Distributor believe that other similar lawsuits may be filed in federal or state courts naming as defendants the Administrator, the Distributor, the Affiliates, Allianz
Global, the Fund, other open- and closed-end funds advised or distributed by the
Administrator the Distributor and/or the Affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under
Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Administrator,
Distributor, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be

                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                             (UNAUDITED)(CONTINUED)

(4) LEGAL PROCEEDINGS (CONTINUED)

barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New
Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia
Attorney General were to obtain a court injunction against the Administrator or the Affiliates, the Administrator or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R.
Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Administrator and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Administrator believes that the claims made in the lawsuit against the
Administrator and the Affiliates are baseless, and the Administrator and the
Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the
Administrator believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Administrator or the
Affiliates to perform their duties under the administration agreement.

It is possible that these matters and/or other developments resulting from these matters could lead to increased Fund redemptions or other adverse consequences to the Fund and its shareholders. However, the Investment Adviser, Administrator and Distributor believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Adviser's, Administrator's or
Distributor's ability to perform their respective investment advisory, administration or distribution services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS:

The Trust held a meeting of shareholders on January 26, 2005.  Shareholders voted to elect John J. Dalessandro II, David C. Flattum, Hans W. Kertess and R.
Peter Sullivan III as Trustees..

The resulting vote count is indicated below:
                                                                  Withheld
                                            Affirmative           Authority
--------------------------------------------------------------------------------
Election of John J. Dalessandro II          285,321,252           288,097
Election of David C. Flattum                285,321,252           288,097
Election of Hans W. Kertess                 285,321,252           288,097
Election of R. Peter Sullivan III           285,321,252           288,097

Messrs. Paul Belica and Robert E. Connor continue to serve as Trustees.

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor                             Chairman of the Board of Trustees
Paul Belica                                  Trustee
John J. Dalessandro II                       Trustee
David C. Flattum                             Trustee
Hans W. Kertess                              Trustee
R. Peter Sullivan III                        Trustee
Brian S. Shlissel                            President & Chief Executive Officer
Newton B. Schott, Jr.                        Vice President
Lawrence G. Altadonna                        Treasurer
Thomas J. Fuccillo                           Secretary
Youse Guia                                   Chief Compliance Officer
Jennifer A. Patula                           Assistant Secretary

INVESTMENT ADVISER
Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

ADMINISTRATOR
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT  06902

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO  64105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Boston Financial Data Services
330 West 9th Street
Kansas City, MO  64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO  64105

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA  02110

This report, including the financial information herein, is transmitted to the shareholders of Allianz Dresdner Daily Asset Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Proxy Voting - since the Fund invests exclusively in non-voting securities, the
Fund does not have proxy policies and procedures.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarter's office, 450 5th Street N.W. Room
1200, Washington, DC 20549, telephone number (202) 942-8090.

ITEM 2. CODE OF ETHICS            Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT       Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES    Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT    Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS   Schedule of Investments is included as part of
the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES      Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES    Not effective
at time of filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES    Disclosure not required for open-end
management investment Companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS   There have been
no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund's last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)   The registrant's President and Chief Executive Officer and Principal
      Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
      Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)  Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
     Sarbanes-Oxley Act of 2002

(b)  Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
     Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fixed Income SHares
             -------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 7, 2005
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 7, 2005
-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 7, 2005
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 7, 2005
-----------------